Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 01, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Apple REIT Seven, Inc.
Document Type	8-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		90,777,202
Entity Public Float			$ 1,000,173,000
Amendment Flag	false
Entity Central Index Key	0001329011
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Investment in real estate, net of accumulated depreciation of $179,491 and $148,257, respectively	$ 802,326	$ 846,377
Hotels held for sale	10,300	0
Restricted cash-furniture, fixtures and other escrows	11,354	7,141
Due from third party managers, net	6,798	6,426
Other assets, net	4,725	5,197
Total Assets	835,503	865,141
Liabilities
Credit facilities	35,600	64,700
Mortgage debt	162,523	110,147
Accounts payable and accrued expenses	12,917	12,314
Total Liabilities	211,040	187,161
Shareholders' Equity
Preferred stock, value issued	0	0
Common stock, no par value, authorized 200,000,000 shares; issued and outstanding 90,941,959 and 91,109,651 shares, respectively	898,821	900,555
Distributions greater than net income	(274,382)	(222,599)
Total Shareholders' Equity	624,463	677,980
Total Liabilities and Shareholders' Equity	835,503	865,141
Series A Preferred Stock [Member]
Shareholders' Equity
Preferred stock, value issued	0	0
Series B Convertible Preferred Stock [Member]
Shareholders' Equity
Preferred stock, value issued	$ 24	$ 24

Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Real estate accumulated depreciation (in Dollars)	$ 179,491	$ 148,257
Preferred stock, shares authorized (in Shares)	15,000,000	15,000,000
Preferred stock, shares issued (in Shares)	0	0
Preferred stock, shares outstanding (in Shares)	0	0
Common stock, shares authorized (in Shares)	200,000,000	200,000,000
Common stock, shares issued (in Shares)	90,941,959	91,109,651
Common stock, shares outstanding (in Shares)	90,941,959	91,109,651
Series A Preferred Stock [Member]
Preferred stock, shares authorized (in Shares)	200,000,000	200,000,000
Preferred stock, shares issued (in Shares)	90,941,959	91,109,651
Preferred stock, shares outstanding (in Shares)	90,941,959	91,109,651
Series B Convertible Preferred Stock [Member]
Preferred stock, shares authorized (in Shares)	240,000	240,000
Preferred stock, shares issued (in Shares)	240,000	240,000
Preferred stock, shares outstanding (in Shares)	240,000	240,000

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Room revenue	$ 191,437	$ 184,179	$ 176,802
Other revenue	20,609	20,203	19,350
Total revenue	212,046	204,382	196,152
Expenses:
Operating expense	56,581	54,999	52,264
Hotel administrative expense	15,617	15,527	14,685
Sales and marketing	16,640	15,804	15,157
Utilities	8,555	8,725	8,539
Repair and maintenance	9,489	8,954	8,949
Franchise fees	8,823	8,436	8,007
Management fees	7,094	6,787	6,507
Taxes, insurance and other	12,951	12,321	12,003
General and administrative	7,194	4,989	5,177
Depreciation expense	33,922	33,533	32,603
Gain from settlement of contingency	0	0	(3,099)
Total expenses	176,866	170,075	160,792
Operating income	35,180	34,307	35,360
Interest expense, net	(10,573)	(9,822)	(7,639)
Income from continuing operations	24,607	24,485	27,721
Income (loss) from discontinued operations	(6,421)	528	597
Net income	$ 18,186	$ 25,013	$ 28,318
Basic and diluted net income (loss) per common share
From continuing operations (in Dollars per share)	$ 0.27	$ 0.27	$ 0.3
From discontinued operations (in Dollars per share)	$ (0.07)	$ 0	$ 0.01
Total basic and diluted net income per common share (in Dollars per share)	$ 0.2	$ 0.27	$ 0.31
Weighted average common shares outstanding - basic and diluted (in Shares)	90,891	91,435	92,627

Consolidated Statements of Shareholders' Equity (USD $) In Thousands	Common Stock [Member]	Series B Convertible Preferred Stock [Member]	Accumulated Distributions in Excess of Net Income [Member]	Total
Balance at Dec. 31, 2009	$ 926,419	$ 24	$ (134,186)	$ 792,257
Balance (in Shares) at Dec. 31, 2009	93,522	240
Net proceeds from the sale of common shares	24,745	0	0	24,745
Net proceeds from the sale of common shares (in Shares)	2,239	0
Common shares redeemed	(40,680)	0	0	(40,680)
Common shares redeemed (in Shares)	(3,733)	0
Net income	0	0	28,318	28,318
Cash distributions declared and paid to shareholders	0	0	(71,340)	(71,340)
Balance at Dec. 31, 2010	910,484	24	(177,208)	733,300
Balance (in Shares) at Dec. 31, 2010	92,028	240
Net proceeds from the sale of common shares	22,098	0	0	22,098
Net proceeds from the sale of common shares (in Shares)	1,999	0
Common shares redeemed	(32,027)	0	0	(32,027)
Common shares redeemed (in Shares)	(2,917)	0
Net income	0	0	25,013	25,013
Cash distributions declared and paid to shareholders	0	0	(70,404)	(70,404)
Balance at Dec. 31, 2011	900,555	24	(222,599)	677,980
Balance (in Shares) at Dec. 31, 2011	91,110	240
Net proceeds from the sale of common shares	16,098	0	0	16,098
Net proceeds from the sale of common shares (in Shares)	1,457	0
Common shares redeemed	(17,832)	0	0	(17,832)
Common shares redeemed (in Shares)	(1,625)	0
Net income	0	0	18,186	18,186
Cash distributions declared and paid to shareholders	0	0	(69,969)	(69,969)
Balance at Dec. 31, 2012	$ 898,821	$ 24	$ (274,382)	$ 624,463
Balance (in Shares) at Dec. 31, 2012	90,942	240

Consolidated Statements of Shareholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash distributions paid to shareholders (in Dollars per share)	$ 0.77	$ 0.77	$ 0.77

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 18,186	$ 25,013	$ 28,318
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation, including discontinued operations	34,557	34,160	33,174
Loss on impairment of hotels held for sale	6,640	0	0
Gain from settlement of contingency	0	0	(3,099)
Amortization of deferred financing costs, fair value adjustments and other non-cash expenses, net	256	491	665
Changes in operating assets and liabilities:
Increase in due from third party managers, net	(372)	(597)	(190)
Decrease (increase) in other assets	145	1	(33)
Increase in accounts payable and accrued expenses	1,394	967	1,080
Net cash provided by operating activities	60,806	60,035	59,915
Cash flows from investing activities:
Capital improvements	(8,237)	(7,671)	(4,234)
Additions to ownership interest in non-hotel properties	0	(101)	(125)
Net decrease (increase) in capital improvement reserves	(3,897)	890	2,049
Net cash used in investing activities	(12,134)	(6,882)	(2,310)
Cash flows from financing activities:
Net proceeds related to issuance of Units	16,004	21,987	24,745
Redemptions of Units	(17,832)	(32,027)	(40,680)
Distributions paid to common shareholders	(69,969)	(70,404)	(71,340)
Net proceeds from (payments on) extinguished credit facility	(64,700)	19,800	33,390
Net proceeds from existing credit facility	35,600	0	0
Proceeds from mortgage debt	63,000	10,500	0
Payments on mortgage debt	(10,021)	(2,874)	(2,563)
Deferred financing costs	(754)	(135)	(1,157)
Net cash used in financing activities	(48,672)	(53,153)	(57,605)
Net change in cash and cash equivalents	0	0	0
Cash and cash equivalents, beginning of period	0	0	0
Cash and cash equivalents, end of period	0	0	0
Supplemental information:
Interest paid	$ 10,881	$ 9,959	$ 7,980

Organization and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]
Note 1

Organization and Summary of Significant Accounting Policies

Organization

Apple REIT Seven, Inc., together with its wholly owned subsidiaries (the “Company”) is a Virginia corporation formed to invest in income-producing real estate in the United States. Initial capitalization occurred on May 26, 2005 and operations began on April 27, 2006 when the Company acquired its first hotel. The Company concluded its best-efforts offering of Units (each Unit consists of one common share and one Series A preferred share) in July 2007. The Company’s fiscal year end is December 31. The Company has no foreign operations or assets and its operating structure includes only one segment. The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany accounts and transactions have been eliminated. As of December 31, 2012, the Company owned 51 hotels located in 18 states with an aggregate of 6,426 rooms.

The Company has elected to be treated as a real estate investment trust (“REIT”) for federal income tax purposes. The REIT Modernization Act, effective January 1, 2001, permits real estate investment trusts to establish taxable businesses to conduct certain previously disallowed business activities. The Company has formed wholly-owned taxable REIT subsidiaries (collectively, the “Lessee”), which lease all of the Company’s hotels.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of three months or less. The fair market value of cash and cash equivalents approximates their carrying value.  Balances held may at times exceed federal depository insurance limits.

Restricted Cash

Restricted cash includes reserves for debt service, real estate taxes, and insurance, and reserves for furniture, fixtures, and equipment replacements of up to 5% of property revenue for certain hotels, as required by certain management or mortgage debt agreement restrictions and provisions.

Investment in Real Estate and Related Depreciation

Real estate is stated at cost, net of depreciation. Repair and maintenance costs are expensed as incurred while significant improvements, renovations, and replacements are capitalized. Depreciation is computed using the straight-line method over average estimated useful lives of the assets, which are 39 years for buildings, 18 years for franchise fees, ten years for major improvements and three to seven years for furniture, fixtures and equipment.

The Company considers expenditures to be capital in nature based on the following criteria: (1) for a single asset, the cost must be at least $500, including all normal and necessary costs to place the asset in service, and the useful life must be at least one year; (2) for group purchases of 10 or more identical assets, the unit cost for each asset must be at least $50, including all normal and necessary costs to place the asset in service, and the useful life must be at least one year; and (3) for major repairs to a single asset, the repair must be at least $2,500 and the useful life of the asset must be substantially extended.

The Company records impairment losses on hotel properties used in operations if indicators of impairment are present, and the sum of the undiscounted cash flows estimated to be generated by the respective properties over their estimated remaining useful life, based on historical and industry data, is less than the properties’ carrying amount. Indicators of impairment include a property with current or potential losses from operations, when it becomes more likely than not that a property will be sold before the end of its previously estimated useful life or when events, trends, contingencies or changes in circumstances indicate that a triggering event has occurred and an asset’s carrying value may not be recoverable. The Company monitors its properties on an ongoing basis by analytically reviewing financial performance and considers each property individually for purposes of reviewing for indicators of impairment. As many indicators of impairment are subjective, such as general economic and market declines, the Company also prepares an annual recoverability analysis for each of its properties to assist with its evaluation of impairment indicators.  The analysis compares each property’s net book value to each property’s estimated operating income using current operating results for each stabilized property and projected stabilized operating results based on the property’s market for properties that recently opened, were recently renovated or experienced other short-term business disruption.  The Company’s planned initial hold period for each property is 39 years. The Company’s ongoing analysis and annual recoverability analysis have not identified any impairment losses and no impairment losses have been recorded to date, other than the loss on impairment of three properties discussed below.  If events or circumstances change such as the Company’s intended hold period for a property or if the operating performance of a property declines substantially for an extended period of time, the Company’s carrying value for a particular property may not be recoverable and an impairment loss will be recorded.  Impairment losses are measured as the difference between the asset’s fair value and its carrying value.

During December 2012, the Company identified three properties that it would consider selling in the next year due to anticipated returns for needed capital investment being below returns for other investment opportunities.  In January 2013, the Company began the process of marketing these three underperforming assets, the Fairfield Inns in Dothan, Alabama, Columbus, Georgia and Tallahassee, Florida. Due to the change in anticipated hold period of the assets, the estimated undiscounted cash flow for these properties was estimated to be less than their carrying value; therefore the Company recognized a loss of $6.6 million in the fourth quarter of 2012 to adjust the basis of the properties to their estimated fair market value. The estimated fair value of the three properties is based on third party pricing estimates, including specific market analysis and management estimates of market capitalization rates. These estimates incorporate significant unobservable inputs and therefore are considered Level 3 inputs under the fair value hierarchy.

Revenue Recognition

Hotel revenue is recognized as earned, which is generally defined as the date upon which a guest occupies a room or utilizes the hotel’s services.

Comprehensive Income

The Company recorded no comprehensive income other than net income during the periods reported.

Earnings Per Common Share

Basic earnings per common share is computed based upon the weighted average number of shares outstanding during the year. Diluted earnings per common share is calculated after giving effect to all potential common shares that were dilutive and outstanding for the year. There were no potential common shares with a dilutive effect for the years ended December 31, 2012, 2011 or 2010. As a result, basic and dilutive outstanding shares were the same. Series B convertible preferred shares are not included in earnings per common share calculations until such time that such shares are eligible to be converted to common shares.

Federal Income Taxes

The Company is operated as, and has elected to be taxed as, a REIT under Sections 856 to 860 of the Internal Revenue Code. Earnings and profits, which will determine the taxability of distributions to shareholders, will differ from income reported for financial reporting purposes primarily due to the differences for federal income tax purposes in the estimated useful lives used to compute depreciation. Distributions in 2012 of $0.77 per share for tax purposes was 43% ordinary income and 57% return of capital. The characterization of 2011 distributions of $0.77 per share for tax purposes was 52% ordinary income and 48% return of capital. The characterization of 2010 distributions of $0.77 per share for tax purposes was 51% ordinary income and 49% return of capital.

The Lessee, as a taxable REIT subsidiary of the Company, is subject to federal and state income taxes. The taxable REIT subsidiary had taxable income for the year ended December 31, 2012 and incurred a loss for the years ended December 31, 2011 and 2010. Due to the availability of net operating losses from prior years the Company did not have any federal tax expense in 2012.  No operating loss benefit has been recorded in the consolidated balance sheet since realization is uncertain due to the history of operating losses. The total net operating loss carry forward for federal income tax purposes was approximately $25.9 million as of December, 31, 2012. The net operating losses begin to expire in 2026. There are no material differences between the book and tax cost basis of the Company’s assets except for the $6.6 million impairment loss recorded for book purposes. As of December 31, 2012, the tax years that remain subject to examination by major tax jurisdictions generally include 2009 to 2012.

Sales and Marketing Costs

Sales and marketing costs are expensed when incurred. These costs represent the expense for franchise advertising and reservation systems under the terms of the hotel management and franchise agreements and general and administrative expenses that are directly attributable to advertising and promotion.

Use of Estimates

The preparation of the financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Investment in Real Estate	12 Months Ended
Dec. 31, 2012
Real Estate [Abstract]
Real Estate Disclosure [Text Block]
Note 2

Investment in Real Estate

The Company’s investment in real estate consisted of the following (in thousands):

	December 31, 2012	December 31, 2011
Land	$88,961	$90,429
Building and Improvements	818,249	832,798
Furniture, Fixtures and Equipment	71,935	68,585
Franchise Fees	2,672	2,822

	981,817	994,634
Less Accumulated Depreciation	(179,491)	(148,257)

Investment in Real Estate, net	$802,326	$846,377

Hotels Owned

As of December 31, 2012, the Company owned 51 hotels, including three hotels held for sale, located in 18 states, consisting of the following:

Brand	Total by Brand	Number of Rooms
Homewood Suites	12	1,374
Courtyard	10	1,257
Residence Inn	7	923
Hilton Garden Inn	7	892
SpringHill Suites	4	593
TownePlace Suites	4	401
Hampton Inn	3	355
Fairfield Inn	3	221
Marriott	1	410
Total	51	6,426

Credit Facility and Mortgage Debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
Note 3

Credit Facility and Mortgage Debt

In August 2012, the Company entered into a new $40 million unsecured credit facility with a commercial bank that is utilized for working capital, hotel renovations, and other general corporate funding purposes, including the payment of redemptions and distributions. Interest payments are due monthly and the interest rate is equal to the LIBOR (London Interbank Offered Rate for a one-month term) plus 3.25%. Under the terms of the credit agreement, the Company may make voluntary prepayments in whole or in part, at any time. The Company is also required to pay a quarterly fee at an annual rate of 0.35% on the average unused balance of the credit facility. The Company’s prior $85 million unsecured credit facility, originated in October 2010, had an interest rate equal to one-month LIBOR plus 3.5%, subject to a minimum LIBOR interest rate floor of 1.5%, and was subject to a fee on the average unused balance of the facility an annualized rate of 0.50%. The credit facility matures in August 2014. At closing, the Company borrowed approximately $24.5 million under the credit facility to repay the outstanding balance and extinguish the prior $85 million credit facility and pay transaction costs. The balance outstanding under the credit facility on December 31, 2012 was $35.6 million, at an annual interest rate of approximately 3.46%. Loan origination costs totaled approximately $0.3 million and are being amortized as interest expense through the August 2014 maturity date. The credit facility contains the following quarterly financial covenants (capitalized terms are defined in the loan agreements):

●	Tangible Net Worth must exceed $325 million;

●	Total Debt to Asset Value must not exceed 50%;

●
Cumulative 12 month Distributions and Redemptions, net of proceeds from the Company’s Dividend Reinvestment Program, cannot exceed $84 million and quarterly Distributions cannot exceed $0.193 per share, unless such cumulative Net Distributions are less than total Funds From Operations for the period;

●	Loan balance must not exceed 45% of the Unencumbered Asset Value;

●	Ratio of Net Operating Income, for the Company’s unencumbered properties compared to an Implied Debt Service for the properties must exceed two; and

●	Ratio of net income before depreciation and interest expense to total Fixed Charges, on a cumulative 12 month basis, must exceed two.

 The Company was in compliance with each of these covenants at December 31, 2012.

In conjunction with the acquisition of several hotel properties, the Company assumed mortgage notes payable outstanding, secured by the applicable hotel property. In August 2012, the Company entered into four mortgage loan agreements with a commercial bank, secured by four hotel properties, for a total of $63.0 million. Scheduled payments of interest and principal are due monthly.  At closing, the Company used proceeds from each loan to reduce the outstanding balance on the Company’s prior credit facility and pay transaction costs. Combined total loan origination costs of approximately $0.3 million are being amortized as interest expense through the September 2022 maturity date for each loan. In addition, on February 28, 2011, the Company entered into a mortgage loan agreement, secured by the Company’s Houston, Texas Residence Inn property, for $10.5 million. Scheduled payments of interest and principal are due monthly. At closing, the Company used proceeds from the loan for general corporate purposes, including the reduction in the outstanding balance of the Company’s former revolving credit facility. The following table summarizes the hotel property securing each loan, the interest rate, maturity date, the principal amount assumed or originated, and the outstanding balance as of December 31, 2012 and 2011. All dollar amounts are in thousands.

Location	Brand	Interest Rate (1)	Acquisition or Loan Origination Date	Maturity Date	Principal Assumed or Originated	Outstanding balance as of December 31, 2012	Outstanding balance as of December 31, 2011
Omaha, NE	Courtyard	6.79%	11/4/2006	1/1/2014	$12,658	$10,922	$11,258
New Orleans, LA	Homewood Suites	5.85%	12/15/2006	10/1/2014	17,144	14,872	15,307
Tupelo, MS	Hampton Inn	5.90%	1/23/2007	3/1/2016	4,110	3,316	3,470
Miami, FL	Homewood Suites	6.50%	2/21/2007	7/1/2013	9,820	8,405	8,687
Highlands Ranch, CO	Residence Inn	5.94%	2/21/2007	6/1/2016	11,550	10,710	10,883
Tallahassee, FL	Fairfield Inn	6.80%	4/24/2007	1/11/2013	3,494	0	3,099
Lakeland, FL	Courtyard	6.80%	4/24/2007	1/11/2013	4,210	0	3,734
San Diego, CA	Residence Inn	6.55%	6/12/2007	4/1/2013	15,804	13,589	14,053
Provo, UT	Residence Inn	6.55%	6/12/2007	4/1/2013	5,553	4,775	4,938
Richmond, VA	Marriott	6.95%	1/25/2008	9/1/2014	25,298	22,376	23,054
Houston, TX	Residence Inn	5.71%	2/28/2011	3/1/2016	10,500	10,170	10,363
Hattiesburg, MS	Courtyard	5.00%	8/24/2012	9/1/2022	5,900	5,871	0
Rancho Bernardo, CA	Courtyard	5.00%	8/24/2012	9/1/2022	15,500	15,424	0
Kirkland, WA	Courtyard	5.00%	8/24/2012	9/1/2022	12,500	12,439	0
Seattle, WA	Residence Inn	4.96%	8/30/2012	9/1/2022	29,100	28,956	0
Total					$183,141	$161,825	$108,846

________
(1) These rates are the rates per the loan agreement. At acquisition, the Company adjusted the interest rates on the loans assumed to market rates and is amortizing the adjustments to interest expense over the life of the loan.

In October 2012, the Company extinguished through payment of the outstanding principal two mortgage notes payable.  The mortgage loans for the Tallahassee, Florida Fairfield Inn and the Lakeland, Florida Courtyard, originally assumed at acquisition of the hotels, had principal balances at pay-off of approximately $3.0 million and $3.6 million, respectively.  Each mortgage loan had an interest rate of 6.80%, a stated maturity date in January 2013, and was extinguished without premium or discount to the balance outstanding.

The aggregate amounts of principal payable under the Company’s debt obligations, for the five years subsequent to December 31, 2012 and thereafter are as follows (in thousands):

2013	$30,153
2014	84,148
2015	2,036
2016	23,898
2017	1,559
Thereafter	55,631
197,425
Fair Value Adjustment of Assumed Debt	698
Total	$198,123

A fair value adjustment was recorded upon the assumption of above market rate mortgage loans in connection with several of the Company’s hotel acquisitions. These fair value adjustments will be amortized into interest expense over the remaining term of the related indebtedness using a method approximating the effective interest rate method. The effective interest rates on the applicable debt obligations assumed ranged from 5.40% to 6.24% at the date of assumption. The total adjustment resulted in a reduction to interest expense of $603,000, $597,000, and $597,000 in each of the years 2012, 2011 and 2010. The unamortized balance of the fair value adjustment was $0.7 million at December 31, 2012 and $1.3 million at December 31, 2011.

The Company incurred loan origination costs related to the assumption of the mortgage obligations on purchased hotels, upon the origination of its current corporate unsecured credit facility and on the former corporate line of credit facilities extinguished in 2012 and 2010, and upon the origination of four mortgage loans in 2012 and one mortgage loan in 2011. Such costs are amortized over the period to maturity of the applicable mortgage loan or credit facility, or to termination of the applicable credit agreement, as an addition to interest expense.  Amortization of such costs totaled $764,000 in 2012, $799,000 in 2011 and $351,000 in 2010, and is included in interest expense.

The mortgage loan assumed on the Richmond, Virginia Marriott hotel has a stated maturity date of September 1, 2014.  As a condition of the mortgage loan, the maturity date of the note payable may be accelerated by the lender should the Company be required to expand the hotel, under terms of the ground lease on the hotel property. The Company is under no such requirement as of December 31, 2012.

Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
Note 4

Fair Value of Financial Instruments

The Company estimates the fair value of its debt by discounting the future cash flows of each instrument at estimated market rates consistent with the maturity of the debt obligation with similar credit terms and credit characteristics which are Level 3 inputs. Market rates take into consideration general market conditions and maturity. As of December 31, 2012, the carrying value and estimated fair value of the Company’s debt was approximately $198.1 million and $204.1 million. As of December 31, 2011, the carrying value and estimated fair value of the Company’s debt was $174.8 million and $175.6 million. The carrying value of the Company’s other financial instruments approximates fair value due to the short-term nature of these financial instruments.

Related Parties	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 5

Related Parties

The Company has, and is expected to continue to engage in, significant transactions with related parties. These transactions cannot be construed to be arm’s length, and the results of the Company’s operations may be different if these transactions were conducted with non-related parties. The Company’s independent members of the Board of Directors oversee and annually review the Company’s related party relationships (which include the relationships discussed in this section) and are required to approve any significant modifications to these contracts, as well as any new significant related party transactions. There were no changes to the contracts discussed in this section and no new significant related party transactions in 2012. The Board of Directors is not required to approve each individual transaction that falls under the related party relationships. However, under the direction of the Board of Directors, at least one member of the Company’s senior management team approves each related party transaction.

The Company has a contract with Apple Suites Realty Group, Inc. (“ASRG”) to acquire and dispose of real estate assets for the Company. A fee of 2% of the gross purchase price or gross sale price with addition to certain reimbursable expenses is paid to ASRG for these services. As of December 31, 2012, payments to ASRG for services under the terms of this contract totaled approximately $18.0 million since inception, which were capitalized as a part of the purchase price of the hotels. No fees were incurred during 2012, 2011 and 2010 under this contract.

The Company is party to an advisory agreement with Apple Seven Advisors, Inc. (“A7A”) pursuant to which A7A provides management services to the Company. A7A provides these management services through an affiliate called Apple Fund Management, LLC (“AFM”), which is a wholly-owned subsidiary of Apple REIT Six, Inc. An annual advisory fee ranging from 0.1% to 0.25% of total equity proceeds received by the Company, in addition to certain reimbursable expenses, are payable to A7A for these management services. Total advisory fees incurred by the Company under the advisory agreement are included in general and administrative expenses and totaled approximately $1.5 million $1.0 million and $1.0 million for the years ended December 31, 2012, 2011 and 2010. At December 31, 2012, $0.5 million of the 2012 advisory fee had not been paid and was included in accounts payable and accrued expenses in the Company’s consolidated balance sheet. The increase in 2012 is due to the Company reaching the middle tier of the fee range under the advisory agreement, due to improved operating results.

In addition to the fees payable to A7A, the Company reimbursed A7A or paid directly to AFM on behalf of A7A approximately $1.8 million, $1.7 million and $1.8 million for the years ended December 31, 2012, 2011 and 2010. The costs are included in general and administrative expenses and are for the Company’s proportionate share of the staffing and related costs provided by AFM at the direction of A7A.

AFM is an affiliate of Apple Six Advisors, Inc., Apple Seven Advisors, Inc., Apple Eight Advisors, Inc., Apple Nine Advisors, Inc., Apple Ten Advisors, Inc., Apple Suites Realty Group, Inc. and Apple Six Realty Group, Inc., (collectively the “Advisors” which are wholly owned by Glade M. Knight).  As such, the Advisors provide management services through the use of AFM to, respectively, Apple REIT Six, Inc., Apple REIT Seven, Inc., Apple REIT Eight, Inc., Apple REIT Nine, Inc. and Apple REIT Ten, Inc. (collectively the “Apple REIT Entities”).  Although there is a potential conflict on time allocation of employees due to the fact that a senior manager, officer or staff member will provide services to more than one company, the Company believes that the executives and staff compensation sharing arrangement described more fully below allows the companies to share costs yet attract and retain superior executives and staff. The cost sharing structure also allows each entity to maintain a much more cost effective structure than having separate staffing arrangements. Amounts reimbursed to AFM include both compensation for personnel and “overhead” (office rent, utilities, benefits, office supplies, etc.) used by the companies. Since the employees of AFM perform services for the Apple REIT Entities and Advisors at the direction of the Advisors, individuals, including executive officers, receive their compensation at the direction of the Advisors and may receive consideration directly from the Advisors.

The Advisors and Apple REIT Entities allocate all of the costs of AFM among the Apple REIT Entities and the Advisors.  The allocation of costs from AFM is reviewed at least annually by the Compensation Committees of the Apple REIT Entities.  In making the allocation, management of each of the entities and their Compensation Committee consider all relevant facts related to each Company’s level of business activity and the extent to which each Company requires the services of particular personnel of AFM. Such payments are based on the actual costs of the services and are not based on formal record keeping regarding the time these personnel devote to the Company, but are based on a good faith estimate by the employee and/or his or her supervisor of the time devoted by the employee to the Company. As part of this arrangement, the day-to-day transactions may result in amounts due to or from the Apple REIT Entities. To efficiently manage cash disbursements, an individual Apple REIT Entity may make payments for any or all of the related companies. The amounts due to or from the related Apple REIT Entity are reimbursed or collected and are not significant in amount.

On November 29, 2012, Apple REIT Six, Inc. entered into a merger agreement with a potential buyer that is not affiliated with the Apple REIT Entities or its Advisors (“the merger”).  To maintain the current cost sharing structure, on November 29, 2012, Apple Nine Advisors, Inc. entered into an assignment and transfer agreement with Apple REIT Six, Inc. for the transfer of Apple REIT Six, Inc.’s interest in AFM. The assignment and transfer is expected to occur immediately after the closing of the merger.  As part of the assignment, Apple Nine Advisors, Inc. and the other Advisors agreed to indemnify the potential buyer for any liabilities related to AFM. The assignment of AFM’s interest to Apple Nine Advisors, Inc., if it occurs, will have no impact on the Company’s advisory agreement with A7A or the process of allocating costs from AFM to the Apple REIT Entities, excluding Apple REIT Six, Inc. as described above, which will increase the remaining Companies’ share of the allocated costs.

On November 29, 2012, in connection with the merger, Apple REIT Nine, Inc. entered into a transfer agreement with Apple REIT Six, Inc. for the potential acquisition of the Apple REIT Entities’ and Advisors’ headquarters in Richmond, Virginia (“Headquarters”) and the assignment of the Fort Worth, Texas office lease agreement for approximately $4.5 million which is expected to close immediately prior to the closing of the merger.  If the closing occurs, any costs associated with the Headquarters and office lease (i.e. office rent, utilities, office supplies, etc.) will continue to be allocated to the Apple REIT Entities and Advisors, excluding Apple REIT Six, Inc. as described above.

A7A and ASRG are 100% owned by Glade M. Knight, Chairman and Chief Executive Officer of the Company. Mr. Knight is also Chairman and Chief Executive Officer of Apple REIT Six, Inc., Apple REIT Eight, Inc., Apple REIT Nine, Inc. and Apple REIT Ten, Inc. Members of the Company’s Board of Directors are also on the boards of Apple REIT Six, Inc., Apple REIT Eight, Inc., Apple REIT Nine, Inc. and Apple REIT Ten, Inc.

Included in other assets, net on the Company’s consolidated balance sheet, is a 26% equity investment in Apple Air Holding, LLC (“Apple Air”). The other members of Apple Air are Apple REIT Six, Inc., Apple REIT Eight, Inc. and Apple REIT Nine, Inc. Through its equity investment, the Company has access to Apple Air’s aircraft for asset management and renovation purposes. The Company’s equity investment was approximately $1.7 million and $1.9 million at December 31, 2012 and 2011. The Company has recorded its share of income and losses of the entity under the equity method of accounting and adjusted its investment in Apple Air accordingly. For the years ended December 31, 2012, 2011 and 2010, the Company recorded a loss of approximately $0.2 million, $0.2 million and $0.9 million as its share of the net loss of Apple Air, which primarily relates to the depreciation of the aircraft and the reduction in basis of the aircraft in 2010 due to the planned trade in for one new airplane in 2011, and is included in general and administrative expense in the Company’s consolidated statements of operations. Apple Air owned two aircraft during 2010, but reduced its ownership to one aircraft during the first quarter of 2011.

          The Company has incurred legal fees associated with the Legal Proceedings discussed herein. The Company also incurs other professional fees such as accounting, auditing and reporting. These fees are included in general and administrative expense in the Company’s consolidated statements of operations. To be cost effective, the services received by the Company are shared as applicable across the Apple REIT Entities. The professionals cannot always specifically identify their fees for one company; therefore management allocates these costs across the companies that benefit from the services. The total costs for the legal matters discussed herein for all of the Apple REIT Companies was approximately $7.3 million in 2012, of which $1.6 million was allocated to the Company.

Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Note 6

Shareholders’ Equity

Best-efforts Offering

The Company concluded its best-efforts offering of Units on July 17, 2007. The Company registered its Units on Registration Statement Form S-11 (File No. 333-125546). The Company began its best-efforts offering (the “Offering”) of Units on March 15, 2006, the same day the Registration Statement was declared effective by the Securities and Exchange Commission. Each Unit consists of one common share and one Series A preferred share.

Series A Preferred Shares

The Series A preferred shares have no voting rights and no conversion rights. In addition, the Series A preferred shares are not separately tradable from the common shares to which they relate. The Series A preferred shares do not have any distribution rights except a priority distribution upon the sale of the Company’s assets. The priority distribution (“Priority Distribution”) is equal to $11.00 per Series A preferred share, and will be paid before any distribution will be made to the holders of any other shares. Upon the Priority Distribution, the Series A preferred shares will have no other distribution rights.

Series B Convertible Preferred Stock

The Company has issued 240,000 Series B convertible preferred shares to Glade M. Knight, Chairman and Chief Executive Officer of the Company, in exchange for the payment by him of $0.10 per Series B convertible preferred share, or an aggregate of $24,000. The Series B convertible preferred shares are convertible into common shares pursuant to the formula and on the terms and conditions set forth below.

There are no dividends payable on the Series B convertible preferred shares. Holders of more than two-thirds of the Series B convertible preferred shares must approve any proposed amendment to the articles of incorporation that would adversely affect the Series B convertible preferred shares.

Upon the Company’s liquidation, the holder of the Series B convertible preferred shares is entitled to a priority liquidation payment before any distribution of liquidation proceeds to the holders of the common shares. However, the priority liquidation payment of the holder of the Series B convertible preferred shares is junior to the holders of the Series A preferred shares’ distribution rights. The holder of a Series B convertible preferred share is entitled to a liquidation payment of $11.00 per number of common shares each Series B convertible preferred share would be convertible into according to the formula described below. In the event that the liquidation of the Company’s assets results in proceeds that exceed the distribution rights of the Series A preferred shares and the Series B convertible preferred shares, the remaining proceeds will be distributed between the common shares and the Series B convertible preferred shares, on an as converted basis.

Each holder of outstanding Series B convertible preferred shares shall have the right to convert any of such shares into common shares of the Company upon and for 180 days following the occurrence of any of the following events:

(1) substantially all of the Company’s assets, stock or business is sold or transferred through exchange, merger, consolidation, lease, share exchange, sale or otherwise, other than a sale of assets in liquidation, dissolution or winding up of the Company;

(2) the termination or expiration without renewal of the advisory agreement with A7A, or if the Company ceases to use ASRG to provide property acquisition and disposition services; or

(3) the Company’s common shares are listed on any securities exchange or quotation system or in any established market.

Upon the occurrence of any conversion event, each Series B convertible preferred share may be converted into 24.17104 common shares. In the event the Company raises additional gross proceeds in a subsequent public offering, each Series B convertible preferred share may be converted into an additional number of common shares based on the additional gross proceeds raised through the date of conversion in a subsequent public offering according to the following formula: (X/50 million) x 1.20568, where X is the additional gross proceeds rounded down to the nearest $50 million.

No additional consideration is due upon the conversion of the Series B convertible preferred shares. The conversion into common shares of the Series B convertible preferred shares will result in dilution of the shareholders’ interests and the termination of the Series A preferred shares.

Expense related to issuance of 240,000 Series B convertible preferred shares to Mr. Knight will be recognized at such time when the number of common shares to be issued for conversion of the Series B convertible preferred shares can be reasonably estimated and the event triggering the conversion of the Series B convertible preferred shares to common shares occurs. The expense will be measured as the difference between the fair value of the common stock for which the Series B convertible preferred shares can be converted and the amounts paid for the Series B convertible preferred shares. If a conversion event had occurred at December 31, 2012, expense would have ranged from $0 to $63.8 million (assumes $11 per common share fair market value) which represents approximately 5.8 million shares of common stock.

Preferred Shares

The Company’s articles of incorporation authorize issuance of up to 15 million additional preferred shares. No preferred shares other than the Series A preferred shares and the Series B convertible preferred shares (discussed above) have been issued. The Company believes that the authorization to issue additional preferred shares benefits the Company and its shareholders by permitting flexibility in financing additional growth, giving the Company additional financing options in corporate planning and in responding to developments in business, including financing of additional acquisitions and other general corporate purposes. Having authorized preferred shares available for issuance in the future gives the Company the ability to respond to future developments and allows preferred shares to be issued without the expense and delay of a special shareholders’ meeting. At present, the Company has no specific financing or acquisition plans involving the issuance of additional preferred shares and the Company does not propose to fix the characteristics of any series of preferred shares in anticipation of issuing preferred shares other than the Series A preferred shares and Series B convertible preferred shares discussed above. The Company cannot now predict whether or to what extent, if any, additional preferred shares will be used or if so used what the characteristics of a particular series may be. The voting rights and rights to distributions of the holders of common shares will be subject to the prior rights of the holders of any subsequently-issued preferred shares. Unless otherwise required by applicable law or regulation, the preferred shares would be issuable without further authorization by holders of the common shares and on such terms and for such consideration as may be determined by the Board of Directors. The preferred shares could be issued in one or more series having varying voting rights, redemption and conversion features, distribution (including liquidating distribution) rights and preferences, and other rights, including rights of approval of specified transactions. A series of preferred shares could be given rights that are superior to rights of holders of common shares and a series having preferential distribution rights could limit common share distributions and reduce the amount holders of common shares would otherwise receive on dissolution.

Unit Redemption Program

In April 2007, the Company instituted a Unit Redemption Program to provide limited interim liquidity to its shareholders who have held their Units for at least one year. Shareholders may request redemption of Units for a purchase price equal to 92% of the price paid per Unit if the Units have been owned less than three years, or 100% of the price paid per Unit if the Units have been owned more than three years. The Company reserves the right to change the purchase price of redemptions, reject any request for redemption, or otherwise amend the terms of, suspend, or terminate the Unit Redemption Program. Since inception of the program through December 31, 2012, the Company has redeemed approximately 11.5 million Units representing $124.2 million, including 1.6 million Units in the amount of $17.8 million in 2012, 2.9 million Units in the amount of $32.0 million in 2011 and 3.7 million Units in the amount of $40.7 million in 2010. As contemplated in the program, beginning with the January 2011 redemption, the scheduled redemption date for the first quarter of 2011, the Company redeemed Units on a pro-rata basis. Prior to 2011, the Company redeemed 100% of redemption requests. The following is a summary of the Unit redemptions during 2011 and 2012:

Redemption Date	Requested Unit Redemptions	Units Redeemed	Redemption Requests Not Redeemed

January 2011	1,137,969	728,135	409,834
April 2011	1,303,574	728,883	574,691
July 2011	5,644,778	732,160	4,912,618
October 2011	11,332,625	727,980	10,604,645
January 2012	12,885,635	455,093	12,430,542
April 2012	12,560,001	441,458	12,118,543
July 2012	12,709,508	364,299	12,345,209
October 2012	13,003,443	363,755	12,639,688

As noted in the table above, beginning with the January 2011 redemption, the total redemption requests exceeded the authorized amount of redemptions and, as a result, the Board of Directors has and will continue to limit the amount of redemptions as it deems prudent.

Dividend Reinvestment Plan

In July 2007, the Company instituted a Dividend Reinvestment Plan for its shareholders. The plan provides a way to increase shareholder investment in the Company by reinvesting dividends to purchase additional Units of the Company. The uses of proceeds from this plan may include purchasing Units under the Company’s Unit Redemption Program, enhancing properties, satisfying financing obligations and other expenses, increasing working capital, funding various corporate operations, and acquiring hotels. The Company has registered 15 million Units for potential issuance under the plan. During the years ended December 31, 2012, 2011 and 2010, approximately 1.5 million Units, representing $16.0 million in proceeds to the Company, 2.0 million Units representing $22.0 million in proceeds to the Company, and 2.2 million Units representing $24.6 million in proceeds to the Company, were issued under the plan.  Since inception of the plan through December 31, 2012, approximately 11.3 million Units, representing $124.5 million in proceeds to the Company, were issued under the plan.

Distributions

The Company’s annual distribution rate as of December 31, 2012 was $0.77 per common share, payable monthly. For the years ended December 31, 2012, 2011 and 2010, the Company made distributions of $0.77 per common share each year, for a total of $70.0 million, $70.4 million and $71.3 million, respectively.

Stock Option Plans	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note 7

Stock Option Plans

In 2006 the Board of Directors approved a Non-Employee Directors Stock Option Plan (the “Directors Plan”) whereby directors, who are not employees of the Company or affiliates, automatically receive the option to purchase Units. Under the Directors Plan, the number of Units authorized for issuance is equal to 45,000 plus 1.8% of the number of Units sold in excess of the minimum offering of 4,761,905 Units. This plan currently relates to the initial public offering of 91,125,541 Units. The maximum number of Units authorized under the Directors Plan as of December 31, 2012 is 1,599,545.

Also in 2006, the Board of Directors approved an Incentive Stock Option Plan (the “Incentive Plan”) whereby incentive awards may be granted to certain personnel of the Company or affiliates. Under the Incentive Plan, the number of Units authorized for issuance is equal to 35,000 plus 4.625% of the number of Units sold in the initial offering in excess of 4,761,905. This plan also currently relates to the initial public offering of 91,125,541 Units. The maximum number of Units that can be issued under the Incentive Plan as of December 31, 2012 is 4,029,318.

Both plans generally provide, among other things, that options be granted at exercise prices not lower than the market value of the Units on the date of grant. The options expire 10 years from the date of the grant. During 2012, 2011 and 2010, the Company granted options to purchase 72,672, 73,204 and 74,224 Units, respectively, under the Directors Plan. All of the options issued vested at the date of issuance, and have an exercise price of $11 per Unit. The Company has granted no options under the Incentive Plan as of December 31, 2012. Activity in the Company’s stock option plans during 2012, 2011 and 2010 is summarized in the following table:

	Year ended	Year ended	Year ended
	December 31, 2012	December 31, 2011	December 31, 2010
Outstanding, beginning of year:	367,698	294,494	220,270
Granted	72,672	73,204	74,224
Exercised	0	0	0
Expired or canceled	0	0	0
Outstanding, end of year:	440,370	367,698	294,494
Exercisable, end of year:	440,370	367,698	294,494
The weighted-average exercise price of outstanding options:	$11.00	$11.00	$11.00

Compensation expense associated with the issuance of stock options was approximately $95,000 in 2012, $111,000 in 2011 and $117,000 in 2010.

Management and Franchise Agreements	12 Months Ended
Dec. 31, 2012
Contractors [Abstract]
Long-term Contracts or Programs Disclosure [Text Block]
Note 8

Management and Franchise Agreements

Each of the 48 hotels included in the Company’s continuing operations are operated and managed, under separate management agreements, by affiliates of one of the following companies (indicates the number of hotels managed): Marriott International, Inc. (“Marriott”) (3), Dimension Development Company (“Dimension”) (12), Hilton Worldwide (“Hilton”) (2), Western International (“Western”) (7), Larry Blumberg & Associates (“LBA”) (16), White Lodging Services Corporation (“White”) (3), or Inn Ventures, Inc. (“Inn Ventures”) (5). The agreements generally provide for initial terms ranging from one to twenty years. Fees associated with the agreements generally include the payment of base management fees, incentive management fees, accounting fees, and other fees for centralized services which are allocated among all of the hotels that receive the benefit of such services. Base management fees are calculated as a percentage of gross revenues. Incentive management fees are calculated as a percentage of operating profit in excess of a priority return to the Company, as defined in the management agreements. The Company has the option to terminate the management agreements if specified performance thresholds are not satisfied. During the years ended December 31, 2012, 2011 and 2010, the Company incurred approximately $7.1 million, $6.8 million and $6.5 million in management fees for continuing operations.

Dimension, Western, LBA, White, and Inn Ventures are not affiliated with either Marriott or Hilton, and as a result, these hotels (as well as the two hotels managed by Promus Hotels, Inc., which is an affiliate of Hilton) were required to obtain separate franchise agreements with each respective franchisor. The Hilton franchise agreements generally provide for initial terms ranging between 10 to 20 years. Fees associated with the Hilton agreements generally include the payment of royalty fees and program fees based on room revenues. The Marriott franchise agreements provide for an initial term of between six and 20 years. Fees associated with the Marriott agreements include the payment of royalty fees, marketing fees, reservation fees and a communications support fee based on room revenues. During the years ended December 31, 2012, 2011 and 2010 the Company incurred approximately $8.8 million, $8.4 million and $8.0 million in franchise fees for continuing operations.

Gain from Settlement of Contingency	12 Months Ended
Dec. 31, 2012
Other Income and Expenses [Abstract]
Other Income and Other Expense Disclosure [Text Block]
Note 9

Gain from Settlement of Contingency

The Company recorded other income of $3.1 million in November 2010 arising from the de-recognition of a liability for taxes, previously assessed by the Broad Street Community Development Authority of Richmond, VA (“CDA”). Upon the Company’s purchase in January 2008 of the full service Marriott hotel in Richmond, VA (“MRV”), the Company assumed all remaining obligations of the MRV under a multi-year minimum tax assessment on hotels operating within the CDA’s jurisdiction. The MRV was obligated for minimum annual tax payments to the CDA of $257,000, which related to the 2003 issuance by the CDA of tax-exempt revenue bonds with maturities extending through 2033. Annual tax payments to the CDA were effective through the earlier of a) a period extending through 2033, or b) payment or defeasance in full of all applicable CDA revenue bonds. In November 2010, the CDA provided for the full defeasance or redemption of the applicable CDA revenue bonds. Accordingly, the CDA announced that assessments and collections of the prior tax have ceased as of November 2010. The Company’s net present value of the previously required minimum annual tax assessments, originally projected to extend through 2033, was $3.1 million at the date of the CDA’s bond defeasance and redemption in November 2010.

Commitments	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]
Note 10

Commitments

The Company leases the underlying land for six hotel properties and one hotel parking lot as of December 31, 2012. These land leases have remaining terms available to the Company ranging from 15 to 93 years, excluding any potential option periods to extend the initial lease term.

The initial term for the land lease for the Residence Inn in Seattle, WA extends through February 2049, with an additional three consecutive 10-year extensions available to the Company (the lessee under the assumed lease). The lease is subject to various payment adjustments during the lease term, including potential periodic increases in lease payments based on the appraised market value of the underlying land at time of adjustment. Based on an assessment of the fair value of the assumed land lease at the date of the hotel acquisition, the Company recorded an initial land lease liability. This liability is being amortized over the life of the lease, and is included in accrued expenses on the Company’s consolidated balance sheet; the amount of the liability at December 31, 2012 and 2011 was approximately $2.0 million and $2.1 million.

The initial term for the land lease for the full-service Marriott hotel in Richmond, VA extends through December 2102.  The lease is subject to payment adjustments, based on the Consumer Price Index, at stated intervals during its term. A fair value adjustment was recorded by the Company upon the assumption of the below market rate ground lease. This favorable lease asset will be amortized over the remaining term of the ground lease. The unamortized balance of the land lease’s fair value adjustment was approximately $0.9 million at December 31, 2012 and 2011, and is included in other assets, net on the Company’s consolidated balance sheet. Upon assumption of the MRV land lease, the Company also assumed certain contingent responsibilities of the hotel’s predecessor owner, with respect to the third-party lessor of the land. Dependent on conditions which include the hotel exceeding stated revenue per available room (“RevPAR”) thresholds for a trailing twelve month period (with thresholds adjusting upward by 3% annually), the Company may be obligated to construct an addition to the MRV hotel containing a minimum of 209 rooms. As of December 31, 2012, there is no requirement to commence an expansion of the MRV hotel.

The Company also assumed land leases pertaining to the Columbus, GA Fairfield Inn; Macon, GA Hilton Garden Inn; Columbus, GA TownePlace Suites; Huntsville, AL Homewood Suites; and the Miami, FL Courtyard hotel properties. Based on an assessment of each of these leases, no material land lease liability, or favorable lease asset, was assumed at date of acquisition.

The aggregate amounts of the estimated minimum lease payments pertaining to the Company’s land leases, for the five years subsequent to December 31, 2012 and thereafter are as follows (in thousands):

Total
2013	$1,052
2014	1,141
2015	1,159
2016	1,159
2017	1,166
Thereafter	91,434

Total	$97,111

Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
Note 11

Discontinued Operations

In accordance with Accounting Standards Codification Topic 205-20, Presentation of Financial Statements – Discontinued Operations (“Topic 205-20”), the results of operations for properties designated as held-for-sale are classified as discontinued operations for all periods presented. Properties classified as real estate held for sale generally represent hotels that are actively marketed or contracted for sale with the closing expected to occur within the next twelve months. The application of Topic 205-20 does not have an impact on net income. The application of Topic 205-20 results in the reclassification of the operating results of all properties classified as held for sale through June 30, 2013, within the consolidated statements of operations for the years ended December 31, 2012, 2011 and 2010, and the reclassification of the assets and liabilities within the consolidated balance sheets as of December 31, 2012.

In January 2013, the Company committed to sell three properties, the Fairfield Inns in Dothan, Alabama, Columbus, Georgia, and Tallahassee, Florida, and began the process of marketing efforts. As a result, the operating results of these properties have been reclassified to “Income from discontinued operations” in the Company’s consolidated statements of operations and the assets and liabilities of these properties have been reclassified to “Hotels held for sale” in the Company’s consolidated balance sheet as of December 31, 2012.

The following table sets forth the components of income (loss) from discontinued operations for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	2012	2011	2010

Total revenue	$3,899	$4,497	$4,379
Hotel operating expenses	2,720	2,916	2,786
Property taxes, insurance and other	187	233	226
Depreciation expense	635	627	571
Interest expense, net	138	193	199
Loss on impairment of hotels held for sale	6,640	0	0
Income (loss) from discontinued operations	$(6,421)	$528	$597

Industry Segments	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
Note 12

Industry Segments

The Company owns hotel properties throughout the United States that generate rental and other property related income. The Company separately evaluates the performance of each of its hotel properties. However, because each of the hotels has similar economic characteristics, facilities, and services, and each hotel is not individually significant, the properties have been aggregated into a single operating segment. All segment disclosures are included in, or can be derived from the Company’s consolidated financial statements.

Legal Proceedings and Related Matters	12 Months Ended
Dec. 31, 2012
Disclosure Text Block Supplement [Abstract]
Legal Matters and Contingencies [Text Block]
Note 13

Legal Proceedings and Related Matters

The term the “Apple REIT Companies” means the Company, Apple REIT Six, Inc., Apple REIT Eight, Inc., Apple REIT Nine, Inc. and Apple REIT Ten, Inc.

On December 13, 2011, the United States District Court for the Eastern District of New York ordered that three putative class actions, Kronberg, et al. v. David Lerner Associates, Inc., et al., Kowalski v. Apple REIT Ten, Inc., et al., and Leff v. Apple REIT Ten, Inc., et al., be consolidated and amended the caption of the consolidated matter to be In re Apple REITs Litigation. The District Court also appointed lead plaintiffs and lead counsel for the consolidated action and ordered lead plaintiffs to file and serve a consolidated complaint by February 17, 2012. The Company was previously named as a party in the Kronberg, et al. v. David Lerner Associates, Inc. et al. putative class action lawsuit, which was filed on June 20, 2011.

On February 17, 2012, lead plaintiffs and lead counsel in the In re Apple REITs Litigation, Civil Action No. 1:11-cv-02919-KAM-JO, filed an amended consolidated complaint in the United States District Court for the Eastern District of New York against the Company, Apple Suites Realty Group, Inc., Apple Eight Advisors, Inc., Apple Nine Advisors, Inc., Apple Ten Advisors, Inc., Apple Fund Management, LLC, Apple REIT Six, Inc., Apple REIT Eight, Inc., Apple REIT Nine, Inc. and Apple REIT Ten, Inc., their directors and certain officers, and David Lerner Associates, Inc. and David Lerner. The consolidated complaint, purportedly brought on behalf of all purchasers of Units in the Company and the other Apple REIT Companies, or those who otherwise acquired these Units that were offered and sold to them by David Lerner Associates, Inc., or its affiliates and on behalf of subclasses of shareholders in New Jersey, New York, Connecticut and Florida, asserts claims under Sections 11, 12 and 15 of the Securities Act of 1933. The consolidated complaint also asserts claims for breach of fiduciary duty, aiding and abetting breach of fiduciary duty, negligence, and unjust enrichment, and claims for violation of the securities laws of Connecticut and Florida. The complaint seeks, among other things, certification of a putative nationwide class and the state subclasses, damages, rescission of share purchases and other costs and expenses.

On February 16, 2012, one shareholder of the Company and Apple REIT Six, Inc., filed a putative class action lawsuit captioned Laurie Brody v. David Lerner Associates, Inc., et al., Case No. 1:12-cv-782-ERK-RER, in the United States District Court for the Eastern District of New York against the Company, Apple REIT Six, Inc., Glade M. Knight, Apple Suites Realty Group, Inc., David Lerner Associates, Inc., and certain executives of David Lerner Associates, Inc.  The complaint, purportedly brought on behalf of all purchasers of Units of the Company and Apple REIT Six, Inc., or those who otherwise acquired these Units, asserts claims for breach of fiduciary duty and aiding and abetting breach of fiduciary duty, unjust enrichment, negligence, breach of written or implied contract (against the David Lerner Associates, Inc. defendants only), and for violation of New Jersey’s state securities laws.  On March 13, 2012, by order of the court, Laurie Brody v. David Lerner Associates, Inc., et al. was consolidated into the In re Apple REITs Litigation.

On April 18, 2012, the Company, and the other Apple REIT Companies, served a motion to dismiss the consolidated complaint in the In re Apple REITs Litigation. The Company and the other Apple REIT Companies accompanied their motion to dismiss the consolidated complaint with a memorandum of law in support of their motion to dismiss the consolidated complaint. The briefing period for any motion to dismiss was completed on July 13, 2012.

The Company believes that any claims against it, its officers and directors and other Apple entities are without merit, and intends to defend against them vigorously. At this time, the Company cannot reasonably predict the outcome of these proceedings or provide a reasonable estimate of the possible loss or range of loss due to these proceedings, if any.

The SEC staff has been conducting a non-public investigation, which is focused principally on the adequacy of certain disclosures in the Company’s filings with the SEC beginning in 2008, as well as the Company’s review of certain transactions involving the Company and the other Apple REIT Companies.  The Company intends to continue to cooperate with the SEC staff, and it is engaging in a dialogue with the SEC staff concerning these issues and the roles of certain officers.  The Company does not believe the issues raised by the SEC staff affect the material accuracy of the Company’s consolidated financial statements.  At this time, the Company cannot predict the outcome of this investigation as to the Company or any of its officers, nor can it predict the timing associated with any such conclusion or resolution.

On October 22, 2012, the Financial Industry Regulatory Authority (“FINRA”) issued an order against David Lerner Associates, Inc. (“DLA”) and David Lerner, individually, requiring DLA to pay approximately $12 million in restitution to certain investors in Units of Apple REIT Ten, Inc. In addition, David Lerner, individually, was fined $250,000 and suspended for one year from the securities industry, followed by a two year suspension from acting as a principal. The Company relies on DLA for the administration of its Units and does not believe this settlement will affect the administration of its Units. The Company intends to continue to cooperate with regulatory or governmental inquiries.

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
Note 14

Quarterly Financial Data (Unaudited)

The following is a summary of quarterly results of operations for the years ended December 31, 2012 and 2011.

2012 (in thousands except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$51,426	$55,146	$55,824	$49,650
Income from continuing operations	$5,387	$8,043	$7,327	$3,850
Income (loss) from discontinued operations	$143	$96	$(28)	$(6,632)
Net income (loss)	$5,530	$8,139	$7,299	$(2,782)
Basic and diluted net income (loss) per common share	$0.06	$0.09	$0.08	$(0.03)
Distributions declared and paid per common share	$0.193	$0.193	$0.193	$0.193

2011 (in thousands except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$48,294	$53,754	$54,685	$47,649
Income from continuing operations	$5,000	$7,598	$8,273	$3,614
Income from discontinued operations	$189	$147	$164	$28
Net income	$5,189	$7,745	$8,437	$3,642
Basic and diluted net income per common share	$0.06	$0.08	$0.09	$0.04
Distributions declared and paid per common share	$0.193	$0.193	$0.193	$0.193

Income from discontinued operations and net income for the fourth quarter of 2012 includes a loss on impairment of hotels held for sale of $6.6 million, representing a net loss of $(0.07) per basic and diluted income per common share.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
 Note 15

Subsequent Events

In January 2013, the Company declared and paid approximately $5.8 million or $0.064167 per outstanding common share, in distributions to its common shareholders, of which approximately $1.2 million or 111,782 Units were issued under the Company’s Dividend Reinvestment Plan.

In January 2013, under the guidelines of the Company’s Unit Redemption Program, the Company redeemed approximately 386,558 Units in the amount of $4.2 million. As contemplated in the Program, the Company redeemed Units on a pro-rata basis, whereby a percentage of each requested redemption was fulfilled at the discretion of the Company’s Board of Directors. This redemption was approximately 3% of the total 13.4 million requested Units to be redeemed, with approximately 13.0 million requested Units not redeemed.

In January 2013, the Company entered into two mortgage loan agreements with a commercial real estate lender.  The loans are separately secured by the Company’s Huntsville, Alabama Homewood Suites and Prattville, Alabama Courtyard hotels, and will amortize based on a 25 year term with a balloon payment due at maturity in February 2023.  Interest is payable monthly on the outstanding balance of each loan at an annual rate of 4.12%.  The total proceeds of $15.3 million under the two loan agreements were used to reduce the outstanding balance on the Company’s $40.0 million credit facility, and to pay loan origination and other transaction costs of approximately $0.2 million.

In February 2013, the Company extinguished through pay-off a mortgage note payable jointly secured by the San Diego, California Residence Inn and the Provo, Utah Residence Inn.  The note payable had a scheduled maturity in April 2013, and was originally assumed upon acquisition of the two hotels in 2007.  The mortgage note payable had a principal balance at pay-off of approximately $18.3 million, an interest rate of 6.55%, and was extinguished without premium or discount to the balance outstanding.  Funds for the debt extinguishment were provided by borrowings under the Company’s amended unsecured credit facility.  The Company entered into an amendment to its unsecured credit facility, also in February 2013, which increased the maximum aggregate commitment by the lender from $40.0 million to $55.0 million. Under the amendment the increase is effective until the earlier of completing its planned financing of the San Diego, California Residence Inn or April 2013. All other terms of the credit facility remain the same, including the payment of a quarterly fee on the average unused balance of the credit facility at an annual rate of 0.35%.

The Company’s Board of Directors approved a reduction in the Company’s projected distribution rate from an annual rate of $0.77 per common share to $0.66 per common share.  The change is effective with the distribution planned for April 2013.  The distribution will continue to be paid monthly.

In February 2013, the Company declared and paid approximately $5.8 million or $0.064167 per outstanding common share, in distributions to its common shareholders, of which approximately $1.2 million or 110,000 Units were reinvested under the Company’s Dividend Reinvestment Plan.

SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION	12 Months Ended
Dec. 31, 2012
SEC Schedule III, Real Estate and Accumulated Depreciation Disclosure [Abstract]
SEC Schedule III, Real Estate and Accumulated Depreciation Disclosure [Text Block]
SCHEDULE III

Real Estate and Accumulated Depreciation

As of December 31, 2012

(dollars in thousands)

						Subsequently
				Initial Cost		Capitalized
					Bldg./	Bldg	Total	Acc	Date of	Date	Depreciable	# of
City	State	Brand	Encumbrances	Land	FF&E /Other	Imp. & FF&E	Gross Cost (1)	Deprec	Construction	Acquired	Life	Rooms
Montgomery	AL	Homewood Suites	$0	$972	$10,038	$446	$11,456	$(2,300)	2004	Aug-06	3 - 39 yrs.	91
Montgomery	AL	Hilton Garden Inn	0	761	9,964	1,618	12,343	(2,337)	2003	Aug-06	3 - 39 yrs.	97
Troy	AL	Hampton Inn	0	497	5,872	335	6,704	(1,399)	2003	Aug-06	3 - 39 yrs.	82
Auburn	AL	Hilton Garden Inn	0	639	9,883	1,521	12,043	(2,848)	2001	Aug-06	3 - 39 yrs.	101
Huntsville	AL	Hilton Garden Inn	0	736	9,891	240	10,867	(2,251)	2005	Aug-06	3 - 39 yrs.	101
Huntsville	AL	Homewood Suites	0	1,086	10,895	228	12,209	(2,457)	2006	Oct-06	3 - 39 yrs.	107
Prattville	AL	Courtyard	0	1,163	8,414	92	9,669	(1,730)	2007	Apr-07	3 - 39 yrs.	84
Trussville	AL	Courtyard	0	1,082	8,750	81	9,913	(1,615)	2007	Oct-07	3 - 39 yrs.	84
Huntsville	AL	TownePlace Suites	0	800	8,388	31	9,219	(1,499)	2007	Dec-07	3 - 39 yrs.	86
Dothan	AL	Residence Inn	0	816	9,102	22	9,940	(1,680)	2008	Apr-08	3 - 39 yrs.	84
Tucson	AZ	Residence Inn	0	995	15,963	76	17,034	(2,759)	2008	Jan-08	3 - 39 yrs.	124
San Diego	CA	Hilton Garden Inn	0	5,009	30,357	2,407	37,773	(6,982)	2004	May-06	3 - 39 yrs.	200
Rancho Bernardo	CA	Courtyard	15,424	4,658	32,282	804	37,744	(6,199)	1987	Dec-06	3 - 39 yrs.	210
Agoura Hills	CA	Homewood Suites	0	4,501	21,444	123	26,068	(3,836)	2007	May-07	3 - 39 yrs.	125
San Diego	CA	Residence Inn	13,589	7,334	26,235	2,461	36,030	(4,767)	1999	Jun-07	3 - 39 yrs.	121
San Diego	CA	Hampton Inn	0	5,683	37,949	2,810	46,442	(7,047)	2001	Jul-07	3 - 39 yrs.	177
Highlands Ranch	CO	Residence Inn	10,710	2,339	17,339	865	20,543	(3,166)	1996	Feb-07	3 - 39 yrs.	117
Highlands Ranch	CO	Hilton Garden Inn	0	2,510	18,553	207	21,270	(3,570)	2007	Mar-07	3 - 39 yrs.	128
Sarasota	FL	Homewood Suites	0	1,778	12,284	772	14,834	(2,925)	2005	Sep-06	3 - 39 yrs.	100
Miami	FL	Homewood Suites	8,405	3,206	22,161	2,205	27,572	(4,987)	2000	Feb-07	3 - 39 yrs.	159
Lakeland	FL	Courtyard	0	1,549	8,844	743	11,136	(1,667)	2000	Apr-07	3 - 39 yrs.	78
Miami	FL	Courtyard	0	0	15,463	185	15,648	(2,487)	2008	Sep-08	3 - 39 yrs.	118
Macon	GA	Hilton Garden Inn	0	0	10,115	98	10,213	(2,032)	2007	Jun-07	3 - 39 yrs.	101
Columbus	GA	SpringHill Suites	0	1,188	8,758	25	9,971	(1,553)	2008	Mar-08	3 - 39 yrs.	85
Columbus	GA	TownePlace Suites	0	0	8,643	28	8,671	(1,586)	2008	May-08	3 - 39 yrs.	86
Boise	ID	SpringHill Suites	0	2,015	19,589	519	22,123	(4,032)	1992	Sep-07	3 - 39 yrs.	230
New Orleans	LA	Homewood Suites	14,872	4,579	39,507	1,598	45,684	(7,548)	2002	Dec-06	3 - 39 yrs.	166
Hattiesburg	MS	Courtyard	5,871	873	8,918	127	9,918	(1,932)	2006	Oct-06	3 - 39 yrs.	84
Tupelo	MS	Hampton Inn	3,316	332	4,932	1,298	6,562	(1,615)	1994	Jan-07	3 - 39 yrs.	96
Omaha	NE	Courtyard	10,922	2,731	19,498	3,902	26,131	(5,080)	1999	Nov-06	3 - 39 yrs.	181
Cranford	NJ	Homewood Suites	0	2,607	11,375	2,093	16,075	(3,108)	2000	Mar-07	3 - 39 yrs.	108
Mahwah	NJ	Homewood Suites	0	3,665	16,481	2,231	22,377	(3,940)	2001	Mar-07	3 - 39 yrs.	110
Ronkonkoma	NY	Hilton Garden Inn	0	3,153	24,428	2,344	29,925	(4,943)	2003	Dec-06	3 - 39 yrs.	164
Cincinnati	OH	Homewood Suites	0	551	6,822	293	7,666	(1,608)	2005	Dec-06	3 - 39 yrs.	76
Memphis	TN	Homewood Suites	0	1,712	9,757	2,349	13,818	(2,968)	1989	May-07	3 - 39 yrs.	140
Houston	TX	Residence Inn	10,170	1,093	13,054	296	14,443	(3,161)	2006	Apr-06	3 - 39 yrs.	129
Brownsville	TX	Courtyard	0	1,131	7,743	112	8,986	(1,711)	2006	Jun-06	3 - 39 yrs.	90
Stafford	TX	Homewood Suites	0	498	7,578	216	8,292	(1,791)	2006	Aug-06	3 - 39 yrs.	78
San Antonio	TX	TownePlace Suites	0	700	11,525	32	12,257	(2,159)	2007	Jun-07	3 - 39 yrs.	106
Addison	TX	SpringHill Suites	0	1,545	11,312	1,654	14,511	(2,509)	2003	Aug-07	3 - 39 yrs.	159
San Antonio	TX	TownePlace Suites	0	1,126	13,093	10	14,229	(2,384)	2007	Sep-07	3 - 39 yrs.	123
El Paso	TX	Homewood Suites	0	1,169	14,656	67	15,892	(2,541)	2008	Apr-08	3 - 39 yrs.	114
Provo	UT	Residence Inn	4,775	1,352	10,394	2,967	14,713	(3,250)	1996	Jun-07	3 - 39 yrs.	114
Alexandria	VA	Courtyard	0	4,010	32,832	4,427	41,269	(6,860)	1987	Jul-07	3 - 39 yrs.	178
Richmond	VA	Marriott	22,376	0	59,614	15,917	75,531	(18,093)	1984	Jan-08	3 - 39 yrs.	410
Seattle	WA	Residence Inn	28,956	0	60,489	6,883	67,372	(14,869)	1991	Sep-06	3 - 39 yrs.	234
Vancouver	WA	SpringHill Suites	0	1,310	15,126	46	16,482	(3,064)	2007	Jun-07	3 - 39 yrs.	119
Kirkland	WA	Courtyard	12,439	3,507	28,507	235	32,249	(4,646)	2006	Oct-07	3 - 39 yrs.	150

			$161,825	$88,961	$824,817	$68,039	$981,817	$(179,491)				6,205

	2012	2011	2010
Real estate owned:
Balance as of January 1	$994,634	$986,266	$983,216
Improvements	7,446	8,368	3,050
Discontinued Operations(2)	(20,263)	-	-
Balance at December 31	$981,817	$994,634	$986,266

	2012	2011	2010
Accumulated depreciation:
Balance as of January 1	$(148,257)	$(114,097)	$(80,923)
Depreciation expense	(34,557)	(34,160)	(33,174)
Disposals	0	0	0
Discontinued Operations(2)	3,323	0	0
Balance at December 31	$(179,491)	$(148,257)	$(114,097)

(1) The cost basis for Federal Income Tax purposes approximates the basis used in this schedule.

(2) The Company has three hotels (Dothan, AL, Tallahassee, FL and Columbus, GA Fairfield Inns) that are held for sale that are not included in this schedule as of December 31, 2012.

Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Organization

Apple REIT Seven, Inc., together with its wholly owned subsidiaries (the “Company”) is a Virginia corporation formed to invest in income-producing real estate in the United States. Initial capitalization occurred on May 26, 2005 and operations began on April 27, 2006 when the Company acquired its first hotel. The Company concluded its best-efforts offering of Units (each Unit consists of one common share and one Series A preferred share) in July 2007. The Company’s fiscal year end is December 31. The Company has no foreign operations or assets and its operating structure includes only one segment. The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany accounts and transactions have been eliminated. As of December 31, 2012, the Company owned 51 hotels located in 18 states with an aggregate of 6,426 rooms.

The Company has elected to be treated as a real estate investment trust (“REIT”) for federal income tax purposes. The REIT Modernization Act, effective January 1, 2001, permits real estate investment trusts to establish taxable businesses to conduct certain previously disallowed business activities. The Company has formed wholly-owned taxable REIT subsidiaries (collectively, the “Lessee”), which lease all of the Company’s hotels.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of three months or less. The fair market value of cash and cash equivalents approximates their carrying value.  Balances held may at times exceed federal depository insurance limits.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restricted Cash

Restricted cash includes reserves for debt service, real estate taxes, and insurance, and reserves for furniture, fixtures, and equipment replacements of up to 5% of property revenue for certain hotels, as required by certain management or mortgage debt agreement restrictions and provisions.

Property, Plant and Equipment, Policy [Policy Text Block]
Investment in Real Estate and Related Depreciation

Real estate is stated at cost, net of depreciation. Repair and maintenance costs are expensed as incurred while significant improvements, renovations, and replacements are capitalized. Depreciation is computed using the straight-line method over average estimated useful lives of the assets, which are 39 years for buildings, 18 years for franchise fees, ten years for major improvements and three to seven years for furniture, fixtures and equipment.

The Company considers expenditures to be capital in nature based on the following criteria: (1) for a single asset, the cost must be at least $500, including all normal and necessary costs to place the asset in service, and the useful life must be at least one year; (2) for group purchases of 10 or more identical assets, the unit cost for each asset must be at least $50, including all normal and necessary costs to place the asset in service, and the useful life must be at least one year; and (3) for major repairs to a single asset, the repair must be at least $2,500 and the useful life of the asset must be substantially extended.

The Company records impairment losses on hotel properties used in operations if indicators of impairment are present, and the sum of the undiscounted cash flows estimated to be generated by the respective properties over their estimated remaining useful life, based on historical and industry data, is less than the properties’ carrying amount. Indicators of impairment include a property with current or potential losses from operations, when it becomes more likely than not that a property will be sold before the end of its previously estimated useful life or when events, trends, contingencies or changes in circumstances indicate that a triggering event has occurred and an asset’s carrying value may not be recoverable. The Company monitors its properties on an ongoing basis by analytically reviewing financial performance and considers each property individually for purposes of reviewing for indicators of impairment. As many indicators of impairment are subjective, such as general economic and market declines, the Company also prepares an annual recoverability analysis for each of its properties to assist with its evaluation of impairment indicators.  The analysis compares each property’s net book value to each property’s estimated operating income using current operating results for each stabilized property and projected stabilized operating results based on the property’s market for properties that recently opened, were recently renovated or experienced other short-term business disruption.  The Company’s planned initial hold period for each property is 39 years. The Company’s ongoing analysis and annual recoverability analysis have not identified any impairment losses and no impairment losses have been recorded to date, other than the loss on impairment of three properties discussed below.  If events or circumstances change such as the Company’s intended hold period for a property or if the operating performance of a property declines substantially for an extended period of time, the Company’s carrying value for a particular property may not be recoverable and an impairment loss will be recorded.  Impairment losses are measured as the difference between the asset’s fair value and its carrying value.

During December 2012, the Company identified three properties that it would consider selling in the next year due to anticipated returns for needed capital investment being below returns for other investment opportunities.  In January 2013, the Company began the process of marketing these three underperforming assets, the Fairfield Inns in Dothan, Alabama, Columbus, Georgia and Tallahassee, Florida. Due to the change in anticipated hold period of the assets, the estimated undiscounted cash flow for these properties was estimated to be less than their carrying value; therefore the Company recognized a loss of $6.6 million in the fourth quarter of 2012 to adjust the basis of the properties to their estimated fair market value. The estimated fair value of the three properties is based on third party pricing estimates, including specific market analysis and management estimates of market capitalization rates. These estimates incorporate significant unobservable inputs and therefore are considered Level 3 inputs under the fair value hierarchy.

Revenue Recognition, Policy [Policy Text Block]	Revenue Recognition Hotel revenue is recognized as earned, which is generally defined as the date upon which a guest occupies a room or utilizes the hotel’s services.
Comprehensive Income, Policy [Policy Text Block]	Comprehensive Income The Company recorded no comprehensive income other than net income during the periods reported.
Earnings Per Share, Policy [Policy Text Block]
Earnings Per Common Share

Basic earnings per common share is computed based upon the weighted average number of shares outstanding during the year. Diluted earnings per common share is calculated after giving effect to all potential common shares that were dilutive and outstanding for the year. There were no potential common shares with a dilutive effect for the years ended December 31, 2012, 2011 or 2010. As a result, basic and dilutive outstanding shares were the same. Series B convertible preferred shares are not included in earnings per common share calculations until such time that such shares are eligible to be converted to common shares.

Income Tax, Policy [Policy Text Block]
Federal Income Taxes

The Company is operated as, and has elected to be taxed as, a REIT under Sections 856 to 860 of the Internal Revenue Code. Earnings and profits, which will determine the taxability of distributions to shareholders, will differ from income reported for financial reporting purposes primarily due to the differences for federal income tax purposes in the estimated useful lives used to compute depreciation. Distributions in 2012 of $0.77 per share for tax purposes was 43% ordinary income and 57% return of capital. The characterization of 2011 distributions of $0.77 per share for tax purposes was 52% ordinary income and 48% return of capital. The characterization of 2010 distributions of $0.77 per share for tax purposes was 51% ordinary income and 49% return of capital.

The Lessee, as a taxable REIT subsidiary of the Company, is subject to federal and state income taxes. The taxable REIT subsidiary had taxable income for the year ended December 31, 2012 and incurred a loss for the years ended December 31, 2011 and 2010. Due to the availability of net operating losses from prior years the Company did not have any federal tax expense in 2012.  No operating loss benefit has been recorded in the consolidated balance sheet since realization is uncertain due to the history of operating losses. The total net operating loss carry forward for federal income tax purposes was approximately $25.9 million as of December, 31, 2012. The net operating losses begin to expire in 2026. There are no material differences between the book and tax cost basis of the Company’s assets except for the $6.6 million impairment loss recorded for book purposes. As of December 31, 2012, the tax years that remain subject to examination by major tax jurisdictions generally include 2009 to 2012.

Advertising Cost, Policy, Expensed Advertising Cost [Policy Text Block]
Sales and Marketing Costs

Sales and marketing costs are expensed when incurred. These costs represent the expense for franchise advertising and reservation systems under the terms of the hotel management and franchise agreements and general and administrative expenses that are directly attributable to advertising and promotion.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of the financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Investment in Real Estate (Tables)	12 Months Ended
Dec. 31, 2012
Real Estate [Abstract]
Property, Plant and Equipment [Table Text Block]	The Company’s investment in real estate consisted of the following (in thousands):

	December 31, 2012	December 31, 2011
Land	$88,961	$90,429
Building and Improvements	818,249	832,798
Furniture, Fixtures and Equipment	71,935	68,585
Franchise Fees	2,672	2,822

	981,817	994,634
Less Accumulated Depreciation	(179,491)	(148,257)

Investment in Real Estate, net	$802,326	$846,377

Schedule of Real Estate Properties [Table Text Block]	As of December 31, 2012, the Company owned 51 hotels, including three hotels held for sale, located in 18 states, consisting of the following:

Brand	Total by Brand	Number of Rooms
Homewood Suites	12	1,374
Courtyard	10	1,257
Residence Inn	7	923
Hilton Garden Inn	7	892
SpringHill Suites	4	593
TownePlace Suites	4	401
Hampton Inn	3	355
Fairfield Inn	3	221
Marriott	1	410
Total	51	6,426

Credit Facility and Mortgage Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]	In conjunction with the acquisition of several hotel properties, the Company assumed mortgage notes payable outstanding, secured by the applicable hotel property. In August 2012, the Company entered into four mortgage loan agreements with a commercial bank, secured by four hotel properties, for a total of $63.0 million. Scheduled payments of interest and principal are due monthly. At closing, the Company used proceeds from each loan to reduce the outstanding balance on the Company’s prior credit facility and pay transaction costs. Combined total loan origination costs of approximately $0.3 million are being amortized as interest expense through the September 2022 maturity date for each loan. In addition, on February 28, 2011, the Company entered into a mortgage loan agreement, secured by the Company’s Houston, Texas Residence Inn property, for $10.5 million. Scheduled payments of interest and principal are due monthly. At closing, the Company used proceeds from the loan for general corporate purposes, including the reduction in the outstanding balance of the Company’s former revolving credit facility. The following table summarizes the hotel property securing each loan, the interest rate, maturity date, the principal amount assumed or originated, and the outstanding balance as of December 31, 2012 and 2011. All dollar amounts are in thousands.

Location	Brand	Interest Rate (1)	Acquisition or Loan Origination Date	Maturity Date	Principal Assumed or Originated	Outstanding balance as of December 31, 2012	Outstanding balance as of December 31, 2011
Omaha, NE	Courtyard	6.79%	11/4/2006	1/1/2014	$12,658	$10,922	$11,258
New Orleans, LA	Homewood Suites	5.85%	12/15/2006	10/1/2014	17,144	14,872	15,307
Tupelo, MS	Hampton Inn	5.90%	1/23/2007	3/1/2016	4,110	3,316	3,470
Miami, FL	Homewood Suites	6.50%	2/21/2007	7/1/2013	9,820	8,405	8,687
Highlands Ranch, CO	Residence Inn	5.94%	2/21/2007	6/1/2016	11,550	10,710	10,883
Tallahassee, FL	Fairfield Inn	6.80%	4/24/2007	1/11/2013	3,494	0	3,099
Lakeland, FL	Courtyard	6.80%	4/24/2007	1/11/2013	4,210	0	3,734
San Diego, CA	Residence Inn	6.55%	6/12/2007	4/1/2013	15,804	13,589	14,053
Provo, UT	Residence Inn	6.55%	6/12/2007	4/1/2013	5,553	4,775	4,938
Richmond, VA	Marriott	6.95%	1/25/2008	9/1/2014	25,298	22,376	23,054
Houston, TX	Residence Inn	5.71%	2/28/2011	3/1/2016	10,500	10,170	10,363
Hattiesburg, MS	Courtyard	5.00%	8/24/2012	9/1/2022	5,900	5,871	0
Rancho Bernardo, CA	Courtyard	5.00%	8/24/2012	9/1/2022	15,500	15,424	0
Kirkland, WA	Courtyard	5.00%	8/24/2012	9/1/2022	12,500	12,439	0
Seattle, WA	Residence Inn	4.96%	8/30/2012	9/1/2022	29,100	28,956	0
Total					$183,141	$161,825	$108,846
________
(1) These rates are the rates per the loan agreement. At acquisition, the Company adjusted the interest rates on the loans assumed to market rates and is amortizing the adjustments to interest expense over the life of the loan.

Schedule of Maturities of Long-term Debt [Table Text Block]	The aggregate amounts of principal payable under the Company’s debt obligations, for the five years subsequent to December 31, 2012 and thereafter are as follows (in thousands):

2013	$30,153
2014	84,148
2015	2,036
2016	23,898
2017	1,559
Thereafter	55,631
197,425
Fair Value Adjustment of Assumed Debt	698
Total	$198,123

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Summary of Unit Redemptions [Table Text Block]	The following is a summary of the Unit redemptions during 2011 and 2012:

Redemption Date	Requested Unit Redemptions	Units Redeemed	Redemption Requests Not Redeemed

January 2011	1,137,969	728,135	409,834
April 2011	1,303,574	728,883	574,691
July 2011	5,644,778	732,160	4,912,618
October 2011	11,332,625	727,980	10,604,645
January 2012	12,885,635	455,093	12,430,542
April 2012	12,560,001	441,458	12,118,543
July 2012	12,709,508	364,299	12,345,209
October 2012	13,003,443	363,755	12,639,688

Stock Option Plans (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]	Activity in the Company’s stock option plans during 2012, 2011 and 2010 is summarized in the following table:

	Year ended	Year ended	Year ended
	December 31, 2012	December 31, 2011	December 31, 2010
Outstanding, beginning of year:	367,698	294,494	220,270
Granted	72,672	73,204	74,224
Exercised	0	0	0
Expired or canceled	0	0	0
Outstanding, end of year:	440,370	367,698	294,494
Exercisable, end of year:	440,370	367,698	294,494
The weighted-average exercise price of outstanding options:	$11.00	$11.00	$11.00

Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	The aggregate amounts of the estimated minimum lease payments pertaining to the Company’s land leases, for the five years subsequent to December 31, 2012 and thereafter are as follows (in thousands):

Total
2013	$1,052
2014	1,141
2015	1,159
2016	1,159
2017	1,166
Thereafter	91,434

Total	$97,111

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]	The following table sets forth the components of income (loss) from discontinued operations for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	2012	2011	2010

Total revenue	$3,899	$4,497	$4,379
Hotel operating expenses	2,720	2,916	2,786
Property taxes, insurance and other	187	233	226
Depreciation expense	635	627	571
Interest expense, net	138	193	199
Loss on impairment of hotels held for sale	6,640	0	0
Income (loss) from discontinued operations	$(6,421)	$528	$597

Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]	The following is a summary of quarterly results of operations for the years ended December 31, 2012 and 2011.

2012 (in thousands except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$51,426	$55,146	$55,824	$49,650
Income from continuing operations	$5,387	$8,043	$7,327	$3,850
Income (loss) from discontinued operations	$143	$96	$(28)	$(6,632)
Net income (loss)	$5,530	$8,139	$7,299	$(2,782)
Basic and diluted net income (loss) per common share	$0.06	$0.09	$0.08	$(0.03)
Distributions declared and paid per common share	$0.193	$0.193	$0.193	$0.193
2011 (in thousands except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$48,294	$53,754	$54,685	$47,649
Income from continuing operations	$5,000	$7,598	$8,273	$3,614
Income from discontinued operations	$189	$147	$164	$28
Net income	$5,189	$7,745	$8,437	$3,642
Basic and diluted net income per common share	$0.06	$0.08	$0.09	$0.04
Distributions declared and paid per common share	$0.193	$0.193	$0.193	$0.193

Organization and Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Unit Description	one common share and one Series A preferred share
Number of Reportable Segments	1
Percentage of Revenue Reserved for Replacements	up to 5%
Property, Plant and Equipment, Cost Capitalization	(1)for a single asset, the cost must be at least $500, including all normal and necessary costs to place the asset in service, and the useful life must be at least one year; (2)for group purchases of 10 or more identical assets, the unit cost for each asset must be at least $50, including all normal and necessary costs to place the asset in service, and the useful life must be at least one year; and (3)for major repairs to a single asset, the repair must be at least $2,500 and the useful life of the asset must be substantially extended.
Hotel Property, Initial Hold Period	39 years
Impairment of Real Estate (in Dollars)	$ 6,640,000	$ 0	$ 0
Other Comprehensive Income (Loss), Net of Tax (in Dollars)	0	0	0
Weighted Average Number Diluted Shares Outstanding Adjustment (in Shares)	0	0	0
Common Stock, Dividends, Per Share, Cash Paid (in Dollars per share)	$ 0.77	$ 0.77	$ 0.77
Loss on Impairment of Depreciable Assets [Member]
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Number of Real Estate Properties	3
Impairment of Real Estate (in Dollars)	6,600,000
Hotels [Member]
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Number of Real Estate Properties	51
Number of States in which Entity Operates	18
Aggregate Hotel Rooms [Member]
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Number of Units in Real Estate Property	6,426
Building [Member]
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	39 years
Franchise Fees [Member]
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	18 years
Major Improvements [Member]
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	ten years
Furniture, Fixtures and Equipment [Member]
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	three to seven years
Federal Income Taxes and Taxability of Shareholder Distributions [Member]
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Common Stock, Dividends, Per Share, Cash Paid (in Dollars per share)	$ 0.77	$ 0.77	$ 0.77
Percentage of distribution paid characterized as ordinary income	43.00%	52.00%	51.00%
Percentage of distribution paid characterized as return of capital	57.00%	48.00%	49.00%
Operating Loss Benefit Realized (in Dollars)	0
Operating Loss Carryforwards (in Dollars)	25,900,000
Operating Loss Carryforwards, Expiration Description	begin to expire in 2026
Income Tax Expense (Benefit) (in Dollars)	$ 0	$ 0	$ 0
Open Tax Years	2009 to 2012

Investment in Real Estate (Details)	Dec. 31, 2012
Hotels [Member]
Investment in Real Estate (Details) [Line Items]
Number of Real Estate Properties	51
Number of States in which Entity Operates	18
Hotels Held for Sale [Member]
Investment in Real Estate (Details) [Line Items]
Number of Real Estate Properties	3

Investment in Real Estate (Details) - Investment in Real Estate (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment in Real Estate [Abstract]
Land	$ 88,961	$ 90,429
Building and Improvements	818,249	832,798
Furniture, Fixtures and Equipment	71,935	68,585
Franchise Fees	2,672	2,822
	981,817	994,634
Less Accumulated Depreciation	(179,491)	(148,257)
Investment in Real Estate, net	$ 802,326	$ 846,377

Investment in Real Estate (Details) - Hotels	Dec. 31, 2012
Homewood Suites [Member]
Real Estate Properties [Line Items]
Total by Brand	12
Number of Rooms	1,374
Courtyard [Member]
Real Estate Properties [Line Items]
Total by Brand	10
Number of Rooms	1,257
Residence Inn [Member]
Real Estate Properties [Line Items]
Total by Brand	7
Number of Rooms	923
Hilton Garden Inn [Member]
Real Estate Properties [Line Items]
Total by Brand	7
Number of Rooms	892
SpringHill Suites [Member]
Real Estate Properties [Line Items]
Total by Brand	4
Number of Rooms	593
TownePlace Suites [Member]
Real Estate Properties [Line Items]
Total by Brand	4
Number of Rooms	401
Hampton Inn [Member]
Real Estate Properties [Line Items]
Total by Brand	3
Number of Rooms	355
Fairfield Inn [Member]
Real Estate Properties [Line Items]
Total by Brand	3
Number of Rooms	221
Marriott [Member]
Real Estate Properties [Line Items]
Total by Brand	1
Number of Rooms	410
Total [Member]
Real Estate Properties [Line Items]
Total by Brand	51
Number of Rooms	6,426

Credit Facility and Mortgage Debt (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Credit Facility and Mortgage Debt (Details) [Line Items]
Line of Credit Facility, Amount Outstanding	$ 35,600,000		$ 64,700,000
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum	5.40%
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Maximum	6.24%
Amortization of Debt Discount (Premium)	(603,000)		(597,000)	(597,000)
Debt Instrument, Unamortized Discount (Premium), Net	(698,000)		(1,300,000)
Amortization of Financing Costs	764,000		799,000	351,000
Fairfield Inn Tallahassee, FL [Member] | Extinguishment of Tallahassee, FL Fairfield Inn and Lakeland, FL Courtyard Mortgage Notes Payable [Member]
Credit Facility and Mortgage Debt (Details) [Line Items]
Extinguishment of Debt, Amount	3,000,000
Fairfield Inn Tallahassee, FL [Member]
Credit Facility and Mortgage Debt (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.80%	[1]
Debt Instrument, Maturity Date	1/11/2013
Courtyard Lakeland, FL [Member] | Extinguishment of Tallahassee, FL Fairfield Inn and Lakeland, FL Courtyard Mortgage Notes Payable [Member]
Credit Facility and Mortgage Debt (Details) [Line Items]
Extinguishment of Debt, Amount	3,600,000
Courtyard Lakeland, FL [Member]
Credit Facility and Mortgage Debt (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.80%	[1]
Debt Instrument, Maturity Date	1/11/2013
Mortgage Debt Originated [Member]
Credit Facility and Mortgage Debt (Details) [Line Items]
Debt Issuance Cost	300,000
Number of Mortgage Loan Agreements	4		1
Number of hotel properties used to secure debt	4		1
Debt Instrument, Face Amount	63,000,000		10,500,000
Extinguishment of Tallahassee, FL Fairfield Inn and Lakeland, FL Courtyard Mortgage Notes Payable [Member]
Credit Facility and Mortgage Debt (Details) [Line Items]
Mortgage Loans on Real Estate, Number of Loans	2
Debt Instrument, Interest Rate, Stated Percentage	6.80%
Debt Instrument, Maturity Date	January 2013
Line of Credit $40 Million [Member]
Credit Facility and Mortgage Debt (Details) [Line Items]
Debt Instrument, Origination Date	August 2012
Line of Credit Facility, Maximum Borrowing Capacity	40,000,000
Line of Credit Facility, Interest Rate Description	LIBOR (London Interbank Offered Rate for a one-month term) plus 3.25%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.35%
Debt Instrument, Maturity Date, Description	The credit facility matures in August 2014.
Amount Borrowed To Extinguish Previous Lines of Credit	24,500,000
Line of Credit Facility, Amount Outstanding	35,600,000
Line of Credit Facility, Interest Rate at Period End	3.46%
Debt Issuance Cost	300,000
Line of Credit Facility, Covenant Terms	The credit facility contains the following quarterly financial covenants (capitalized terms are defined in the loan agreements): Tangible Net Worth must exceed $325 million; Total Debt to Asset Value must not exceed 50%; Cumulative 12 month Distributions and Redemptions, net of proceeds from the Company's Dividend Reinvestment Program, cannot exceed $84 million and quarterly Distributions cannot exceed $0.193 per share, unless such cumulative Net Distributions are less than total Funds From Operations for the period; Loan balance must not exceed 45% of the Unencumbered Asset Value; Ratio of Net Operating Income, for the Company's unencumbered properties compared to an Implied Debt Service for the properties must exceed two; and Ratio of net income before depreciation and interest expense to total Fixed Charges, on a cumulative 12 month basis, must exceed two. The Company was in compliance with each of these covenants at December 31, 2012.
Previous Line of Credit $85 Million [Member]
Credit Facility and Mortgage Debt (Details) [Line Items]
Line of Credit Facility, Interest Rate Description	one-month LIBOR plus 3.5%, subject to a minimum LIBOR interest rate floor of 1.5%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.50%
Previous Lines of Credit Facility, Maximum Borrowing Capacity Extinguished	$ 85,000,000

[1]	These rates are the rates per the loan agreement. At acquisition, the Company adjusted the interest rates on the loans assumed to market rates and is amortizing the adjustments to interest expense over the life of the loan.

Credit Facility and Mortgage Debt (Details) - Schedule of Mortgage Debt (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Credit Facility and Mortgage Debt (Details) - Schedule of Mortgage Debt [Line Items]
Outstanding Balance	$ 197,425
Courtyard Omaha, NE [Member]
Credit Facility and Mortgage Debt (Details) - Schedule of Mortgage Debt [Line Items]
Brand	Courtyard
Interest Rate	6.79%	[1]
Acquisition or Loan Origination Date	11/4/2006
Maturity Date	1/1/2014
Principal Assumed or Originated	12,658
Outstanding Balance	10,922		11,258
Homewood Suites New Orleans, LA [Member]
Credit Facility and Mortgage Debt (Details) - Schedule of Mortgage Debt [Line Items]
Brand	Homewood Suites
Interest Rate	5.85%	[1]
Acquisition or Loan Origination Date	12/15/2006
Maturity Date	10/1/2014
Principal Assumed or Originated	17,144
Outstanding Balance	14,872		15,307
Hampton Inn Tupelo, MS [Member]
Credit Facility and Mortgage Debt (Details) - Schedule of Mortgage Debt [Line Items]
Brand	Hampton Inn
Interest Rate	5.90%	[1]
Acquisition or Loan Origination Date	1/23/2007
Maturity Date	3/1/2016
Principal Assumed or Originated	4,110
Outstanding Balance	3,316		3,470
Homewood Suites Miami, FL [Member]
Credit Facility and Mortgage Debt (Details) - Schedule of Mortgage Debt [Line Items]
Brand	Homewood Suites
Interest Rate	6.50%	[1]
Acquisition or Loan Origination Date	2/21/2007
Maturity Date	7/1/2013
Principal Assumed or Originated	9,820
Outstanding Balance	8,405		8,687
Residence Inn Highlands Ranch, CO [Member]
Credit Facility and Mortgage Debt (Details) - Schedule of Mortgage Debt [Line Items]
Brand	Residence Inn
Interest Rate	5.94%	[1]
Acquisition or Loan Origination Date	2/21/2007
Maturity Date	6/1/2016
Principal Assumed or Originated	11,550
Outstanding Balance	10,710		10,883
Fairfield Inn Tallahassee, FL [Member]
Credit Facility and Mortgage Debt (Details) - Schedule of Mortgage Debt [Line Items]
Brand	Fairfield Inn
Interest Rate	6.80%	[1]
Acquisition or Loan Origination Date	4/24/2007
Maturity Date	1/11/2013
Principal Assumed or Originated	3,494
Outstanding Balance	0		3,099
Courtyard Lakeland, FL [Member]
Credit Facility and Mortgage Debt (Details) - Schedule of Mortgage Debt [Line Items]
Brand	Courtyard
Interest Rate	6.80%	[1]
Acquisition or Loan Origination Date	4/24/2007
Maturity Date	1/11/2013
Principal Assumed or Originated	4,210
Outstanding Balance	0		3,734
Residence Inn San Diego, CA [Member]
Credit Facility and Mortgage Debt (Details) - Schedule of Mortgage Debt [Line Items]
Brand	Residence Inn
Interest Rate	6.55%	[1]
Acquisition or Loan Origination Date	6/12/2007
Maturity Date	4/1/2013
Principal Assumed or Originated	15,804
Outstanding Balance	13,589		14,053
Residence Inn Provo, UT [Member]
Credit Facility and Mortgage Debt (Details) - Schedule of Mortgage Debt [Line Items]
Brand	Residence Inn
Interest Rate	6.55%	[1]
Acquisition or Loan Origination Date	6/12/2007
Maturity Date	4/1/2013
Principal Assumed or Originated	5,553
Outstanding Balance	4,775		4,938
Marriott Richmond, VA [Member]
Credit Facility and Mortgage Debt (Details) - Schedule of Mortgage Debt [Line Items]
Brand	Marriott
Interest Rate	6.95%	[1]
Acquisition or Loan Origination Date	1/25/2008
Maturity Date	9/1/2014
Principal Assumed or Originated	25,298
Outstanding Balance	22,376		23,054
Residence Inn Houston, TX [Member]
Credit Facility and Mortgage Debt (Details) - Schedule of Mortgage Debt [Line Items]
Brand	Residence Inn
Interest Rate	5.71%	[1]
Acquisition or Loan Origination Date	2/28/2011
Maturity Date	3/1/2016
Principal Assumed or Originated	10,500
Outstanding Balance	10,170		10,363
Courtyard Hattiesburg, MS [Member]
Credit Facility and Mortgage Debt (Details) - Schedule of Mortgage Debt [Line Items]
Brand	Courtyard
Interest Rate	5.00%	[1]
Acquisition or Loan Origination Date	8/24/2012
Maturity Date	9/1/2022
Principal Assumed or Originated	5,900
Outstanding Balance	5,871		0
Courtyard Rancho Bernardo, CA [Member]
Credit Facility and Mortgage Debt (Details) - Schedule of Mortgage Debt [Line Items]
Brand	Courtyard
Interest Rate	5.00%	[1]
Acquisition or Loan Origination Date	8/24/2012
Maturity Date	9/1/2022
Principal Assumed or Originated	15,500
Outstanding Balance	15,424		0
Courtyard Kirkland, WA [Member]
Credit Facility and Mortgage Debt (Details) - Schedule of Mortgage Debt [Line Items]
Brand	Courtyard
Interest Rate	5.00%	[1]
Acquisition or Loan Origination Date	8/24/2012
Maturity Date	9/1/2022
Principal Assumed or Originated	12,500
Outstanding Balance	12,439		0
Residence Inn Seattle, WA [Member]
Credit Facility and Mortgage Debt (Details) - Schedule of Mortgage Debt [Line Items]
Brand	Residence Inn
Interest Rate	4.96%	[1]
Acquisition or Loan Origination Date	8/30/2012
Maturity Date	9/1/2022
Principal Assumed or Originated	29,100
Outstanding Balance	28,956		0
Total [Member]
Credit Facility and Mortgage Debt (Details) - Schedule of Mortgage Debt [Line Items]
Principal Assumed or Originated	183,141
Outstanding Balance	$ 161,825		$ 108,846

[1]	These rates are the rates per the loan agreement. At acquisition, the Company adjusted the interest rates on the loans assumed to market rates and is amortizing the adjustments to interest expense over the life of the loan.

Credit Facility and Mortgage Debt (Details) - Future Minimum Debt Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Future Minimum Debt Payments [Abstract]
2013	$ 30,153
2014	84,148
2015	2,036
2016	23,898
2017	1,559
Thereafter	55,631
	197,425
Fair Value Adjustment of Assumed Debt	698	1,300
Total	$ 198,123	$ 174,800

Fair Value of Financial Instruments (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Long-term Debt	$ 198,123,000	$ 174,800,000
Long-term Debt, Fair Value	$ 204,100,000	$ 175,600,000

Related Parties (Details) (USD $)	12 Months Ended			91 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Real Estate Acquisition and Disposal Fees[Member] | Apple Suites Realty Group (ASRG) [Member]
Related Parties (Details) [Line Items]
Costs and Expenses, Related Party	$ 0	$ 0	$ 0	$ 18,000,000
Advisory Fees Incurred [Member] | Apple Seven Advisors (A7A) [Member]
Related Parties (Details) [Line Items]
Costs and Expenses, Related Party	1,500,000	1,000,000	1,000,000
Reimbursement to Related Party for Company's Proportionate Share of Staffing and Related Costs Provided by Related Party [Member] | Apple Seven Advisors (A7A) [Member]
Related Parties (Details) [Line Items]
Costs and Expenses, Related Party	1,800,000	1,700,000	1,800,000
Apple Seven Advisors (A7A) [Member] | Chairman and CEO of Company [Member]
Related Parties (Details) [Line Items]
Related Person, Ownership of Related Parties	100.00%
Apple Suites Realty Group (ASRG) [Member] | Chairman and CEO of Company [Member]
Related Parties (Details) [Line Items]
Related Person, Ownership of Related Parties	100.00%
Transfer Agreement for Potential Sale of Headquarters and Assignment of Office Lease Agreement [Member] | Apple REIT Six to Apple REIT Nine [Member]
Related Parties (Details) [Line Items]
Related Party Transaction, Amounts of Transaction	4,500,000
Apple Suites Realty Group (ASRG) [Member]
Related Parties (Details) [Line Items]
Real estate acquisition and disposal fee, Related Party, Percent	2.00%
Apple Seven Advisors (A7A) [Member]
Related Parties (Details) [Line Items]
Management Advisory Fee, Related Party, Percent	0.1% to 0.25%
Accounts Payable, Related Parties	500,000			500,000
Apple Air Holding, LLC [Member]
Related Parties (Details) [Line Items]
Equity Method Investment, Ownership Percentage	26.00%			26.00%
Equity Method Investments	1,700,000	1,900,000		1,700,000
Income (Loss) from Equity Method Investments	(200,000)	(200,000)	(900,000)
Number of Aircraft Operated	1	1	2
All Apple REIT Companies [Member] | Legal Proceedings and SEC Investigation [Member]
Related Parties (Details) [Line Items]
Legal Fees	7,300,000
Apple REIT Seven, Inc. [Member] | Legal Proceedings and SEC Investigation [Member]
Related Parties (Details) [Line Items]
Legal Fees	$ 1,600,000

Shareholders' Equity (Details) (USD $)	12 Months Ended						12 Months Ended			24 Months Ended	45 Months Ended	69 Months Ended	12 Months Ended			66 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Triggering Event on Conversion of Series B Convertible Preferred Shares, If Occurred [Member]	Dec. 31, 2012 Additional Preferred Shares [Member]	Dec. 31, 2012 Unit Redemption Program [Member]	Dec. 31, 2011 Unit Redemption Program [Member]	Dec. 31, 2010 Unit Redemption Program [Member]	Dec. 31, 2012 Unit Redemption Program [Member]	Dec. 31, 2010 Unit Redemption Program [Member]	Dec. 31, 2012 Unit Redemption Program [Member]	Dec. 31, 2012 Dividend Reinvestment Plan [Member]	Dec. 31, 2011 Dividend Reinvestment Plan [Member]	Dec. 31, 2010 Dividend Reinvestment Plan [Member]	Dec. 31, 2012 Dividend Reinvestment Plan [Member]	Dec. 31, 2012 Distributions [Member]	Dec. 31, 2011 Distributions [Member]	Dec. 31, 2010 Distributions [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Dec. 31, 2012 Series B Convertible Preferred Stock [Member]	Dec. 31, 2011 Series B Convertible Preferred Stock [Member]
Shareholders' Equity (Details) [Line Items]
Unit Description	one common share and one Series A preferred share
Preferred Stock Priority Distribution (in Dollars per share)																				$ 11
Preferred Stock, Shares Issued	0	0																		90,941,959	91,109,651	240,000	240,000
Shares Issued, Price Per Share (in Dollars per share)																						$ 0.1
Preferred Stock, Value, Issued (in Dollars)	$ 0	$ 0																		$ 0	$ 0	$ 24,000	$ 24,000
Proportion of ownership required to approve amendments to the articles of incorporation				Holders of more than two-thirds of the Series B convertible preferred shares
Preferred Stock, Liquidation Payment (in Dollars per share)				$ 11
Convertible Preferred Stock, Shares Issued upon Conversion				24.17104
Conversion Formula Used in Subsequent Public Offering				(X/50 million) x 1.20568, where X is the additional gross proceeds rounded down to the nearest $50 million
Preferred Stock, Shares Authorized	15,000,000	15,000,000				15,000,000														200,000,000	200,000,000	240,000	240,000
Expense Related to the Conversion of Series B Convertible Preferred Shares, Minimum (in Dollars)					0
Expense Related to the Conversion of Series B Convertible Preferred Shares, Maximum (in Dollars)					63,800,000
Per Common Share Fair Market Value Assumption (in Dollars per share)					$ 11
Common Shares Issued					5,800,000
Unit redemption eligibility period							1 year
Redemption rate, Units owned less than 3 years							92.00%
Redemption rate, units owned more than 3 years							100.00%
Units Redeemed (in Shares)							1,600,000	2,900,000	3,700,000			11,500,000
Payments for Redemption of Units (in Dollars)	17,832,000	32,027,000	40,680,000				17,800,000	32,000,000	40,700,000			124,200,000
Redemption requests redeemed, description										pro-rata basis
Redemption requests redeemed, percentage											100.00%
Units Authorized													15,000,000			15,000,000
Stock Issued During Period, Shares, Dividend Reinvestment Plan (in Shares)													1,500,000	2,000,000	2,200,000	11,300,000
Stock Issued During Period, Value, Dividend Reinvestment Plan (in Dollars)													16,000,000	22,000,000	24,600,000	124,500,000
Annual Distribution rate (in Dollars per share)																	$ 0.77
Common Stock, Dividends, Per Share, Cash Paid (in Dollars per share)	$ 0.77	$ 0.77	$ 0.77														$ 0.77	$ 0.77	$ 0.77
Payments of Ordinary Dividends, Common Stock (in Dollars)	$ 69,969,000	$ 70,404,000	$ 71,340,000														$ 70,000,000	$ 70,400,000	$ 71,300,000

Shareholders' Equity (Details) - Schedule of Unit Redemption (Redemptions [Member])	1 Months Ended
	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011
Redemptions [Member]
Shareholders' Equity (Details) - Schedule of Unit Redemption [Line Items]
Requested unit redemptions (in Shares)	13,003,443	12,709,508	12,560,001	12,885,635	11,332,625	5,644,778	1,303,574	1,137,969
Units redeemed	363,755	364,299	441,458	455,093	727,980	732,160	728,883	728,135
Redemption requests not redeemed (in Shares)	12,639,688	12,345,209	12,118,543	12,430,542	10,604,645	4,912,618	574,691	409,834

Stock Option Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Option Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award	The options expire 10 years from the date of the grant.
Allocated Share-based Compensation Expense (in Dollars)	$ 95,000	$ 111,000	$ 117,000
Non-Employee Directors Stock Option Plan [Member]
Stock Option Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Description	Units authorized for issuance is equal to 45,000 plus 1.8% of the number of Units sold in excess of the minimum offering of 4,761,905 Units. This plan currently relates to the initial public offering of 91,125,541 Units.
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	1,599,545
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	72,672	73,204	74,224
Options, Exercise Price (in Dollars per share)	$ 11	$ 11	$ 11
Incentive Stock Option Plan [Member]
Stock Option Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Description	Units authorized for issuance is equal to 35,000 plus 4.625% of the number of Units sold in the initial offering in excess of 4,761,905. This plan also currently relates to the initial public offering of 91,125,541 Units.
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	4,029,318
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	0	0	0

Stock Option Plans (Details) - Schedule of Stock Option Activity (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Stock Option Activity [Abstract]
Outstanding, beginning of year:	367,698	294,494	220,270
Granted	72,672	73,204	74,224
Exercised	0	0	0
Expired or canceled	0	0	0
Outstanding, end of year:	440,370	367,698	294,494
Exercisable, end of year:	440,370	367,698	294,494
The weighted-average exercise price of outstanding options: (in Dollars per share)	$ 11	$ 11	$ 11

Management and Franchise Agreements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Management and Franchise Agreements (Details) [Line Items]
Owned Property Management Costs (in Dollars)	$ 7,094	$ 6,787	$ 6,507
Direct Operating Cost, Royalty Expense (in Dollars)	$ 8,823	$ 8,436	$ 8,007
Hilton Franchise Agreements [Member] | Minimum [Member]
Management and Franchise Agreements (Details) [Line Items]
Franchise Agreement, Initial Term	10 years
Hilton Franchise Agreements [Member] | Maximum [Member]
Management and Franchise Agreements (Details) [Line Items]
Franchise Agreement, Initial Term	20 years
Marriott Franchise Agreements [Member] | Minimum [Member]
Management and Franchise Agreements (Details) [Line Items]
Franchise Agreement, Initial Term	6 years
Marriott Franchise Agreements [Member] | Maximum [Member]
Management and Franchise Agreements (Details) [Line Items]
Franchise Agreement, Initial Term	20 years
Marriott [Member]
Management and Franchise Agreements (Details) [Line Items]
Number of Hotels Operated by Manager	3
Dimension [Member]
Management and Franchise Agreements (Details) [Line Items]
Number of Hotels Operated by Manager	12
Hilton [Member]
Management and Franchise Agreements (Details) [Line Items]
Number of Hotels Operated by Manager	2
Western [Member]
Management and Franchise Agreements (Details) [Line Items]
Number of Hotels Operated by Manager	7
LBA [Member]
Management and Franchise Agreements (Details) [Line Items]
Number of Hotels Operated by Manager	16
White [Member]
Management and Franchise Agreements (Details) [Line Items]
Number of Hotels Operated by Manager	3
Inn Ventures [Member]
Management and Franchise Agreements (Details) [Line Items]
Number of Hotels Operated by Manager	5
Minimum [Member]
Management and Franchise Agreements (Details) [Line Items]
Management Agreement Initial Term	1 year
Maximum [Member]
Management and Franchise Agreements (Details) [Line Items]
Management Agreement Initial Term	20 years

Gain from Settlement of Contingency (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Income and Expenses [Abstract]
Unusual or Infrequent Item, Nature of Event or Transaction			The Company recorded other income of $3.1 million in November 2010 arising from the de-recognition of a liability for taxes, previously assessed by the Broad Street Community Development Authority of Richmond, VA ("CDA"). Upon the Company's purchase in January 2008 of the full service Marriott hotel in Richmond, VA ("MRV"), the Company assumed all remaining obligations of the MRV under a multi-year minimum tax assessment on hotels operating within the CDA's jurisdiction. The MRV was obligated for minimum annual tax payments to the CDA of $257,000, which related to the 2003 issuance by the CDA of tax-exempt revenue bonds with maturities extending through 2033. Annual tax payments to the CDA were effective through the earlier of a) a period extending through 2033, or b) payment or defeasance in full of all applicable CDA revenue bonds. In November 2010, the CDA provided for the full defeasance or redemption of the applicable CDA revenue bonds. Accordingly, the CDA announced that assessments and collections of the prior tax have ceased as of November 2010. The Company's net present value of the previously required minimum annual tax assessments, originally projected to extend through 2033, was $3.1 million at the date of the CDA's bond defeasance and redemption in November 2010.
Other Nonrecurring Income (in Dollars)	$ 0	$ 0	$ 3,099

Commitments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments (Details) [Line Items]
Description of Lessee Leasing Arrangements, Operating Leases	The Company leases the underlying land for six hotel properties and one hotel parking lot as of December 31, 2012. These land leases have remaining terms available to the Company ranging from 15 to 93 years, excluding any potential option periods to extend the initial lease term.
Other Responsibilities Under Lease [Member] | Marriott Richmond, VA [Member]
Commitments (Details) [Line Items]
Description of Lessee Leasing Arrangements, Operating Leases	Upon assumption of the MRV land lease, the Company also assumed certain contingent responsibilities of the hotel's predecessor owner, with respect to the third-party lessor of the land. Dependent on conditions which include the hotel exceeding stated revenue per available room ("RevPAR") thresholds for a trailing twelve month period (with thresholds adjusting upward by 3% annually), the Company may be obligated to construct an addition to the MRV hotel containing a minimum of 209 rooms. As of December 31, 2012, there is no requirement to commence an expansion of the MRV hotel.
Residence Inn Seattle, WA [Member]
Commitments (Details) [Line Items]
Description of Lessee Leasing Arrangements, Operating Leases	The initial term for the land lease for the Residence Inn in Seattle, WA extends through February 2049, with an additional three consecutive 10-year extensions available to the Company (the lessee under the assumed lease). The lease is subject to various payment adjustments during the lease term, including potential periodic increases in lease payments based on the appraised market value of the underlying land at time of adjustment.
Unamortized Land Lease Fair Value Adjustment at Above Market Rate (in Dollars)	$ 2	$ 2.1
Marriott Richmond, VA [Member]
Commitments (Details) [Line Items]
Description of Lessee Leasing Arrangements, Operating Leases	The initial term for the land lease for the full-service Marriott hotel in Richmond, VA extends through December 2102.The lease is subject to payment adjustments, based on the Consumer Price Index, at stated intervals during its term.
Unamortized Land Lease Fair Value Adjustment at Below Market Rate (in Dollars)	$ 0.9	$ 0.9

Commitments (Details) - Future Minimum Lease Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future Minimum Lease Payments [Abstract]
2013	$ 1,052
2014	1,141
2015	1,159
2016	1,159
2017	1,166
Thereafter	91,434
Total	$ 97,111

Discontinued Operations (Details) - Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Abstract]
Total revenue	$ 3,899	$ 4,497	$ 4,379
Hotel operating expenses	2,720	2,916	2,786
Property taxes, insurance and other	187	233	226
Depreciation expense	635	627	571
Interest expense, net	138	193	199
Loss on impairment of hotels held for sale	6,640	0	0
Income (loss) from discontinued operations	$ (6,421)	$ 528	$ 597

Legal Proceedings and Related Matters (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Restitution Amount [Member] | Order Against David Lerner Associates, Inc. [Member]
Legal Proceedings and Related Matters (Details) [Line Items]
Loss Contingency, Damages Awarded, Value	$ 12,000,000
Amount Fined [Member] | Order Against David Lerner [Member]
Legal Proceedings and Related Matters (Details) [Line Items]
Loss Contingency, Damages Awarded, Value	$ 250,000
Order Against David Lerner Associates, Inc. and David Lerner [Member]
Legal Proceedings and Related Matters (Details) [Line Items]
Loss Contingency, Settlement Agreement, Terms	On October 22, 2012, the Financial Industry Regulatory Authority ("FINRA") issued an order against David Lerner Associates, Inc. ("DLA") and David Lerner, individually, requiring DLA to pay approximately $12 million in restitution to certain investors in Units of Apple REIT Ten, Inc. In addition, David Lerner, individually, was fined $250,000 and suspended for one year from the securities industry, followed by a two year suspension from acting as a principal. The Company relies on DLA for the administration of its Units and does not believe this settlement will affect the administration of its Units. The Company intends to continue to cooperate with regulatory or governmental inquiries.

Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data (Unaudited) (Details) [Line Items]
Impairment of Real Estate (in Dollars)	$ 6,640	$ 0	$ 0
Earnings Per Share, Basic and Diluted	$ 0.2	$ 0.27	$ 0.31
Loss on Impairment of Depreciable Assets [Member]
Quarterly Financial Data (Unaudited) (Details) [Line Items]
Impairment of Real Estate (in Dollars)	$ 6,600
Earnings Per Share, Basic and Diluted	$ (0.07)

Quarterly Financial Data (Unaudited) (Details) - Quarterly Results of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended			3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012 First Quarter [Member]	Mar. 31, 2011 First Quarter [Member]	Jun. 30, 2012 Second Quarter [Member]	Jun. 30, 2011 Second Quarter [Member]	Sep. 30, 2012 Third Quarter [Member]	Sep. 30, 2011 Third Quarter [Member]	Dec. 31, 2012 Fourth Quarter [Member]	Dec. 31, 2011 Fourth Quarter [Member]
Quarterly Financial Data (Unaudited) (Details) - Quarterly Results of Operations [Line Items]
Revenues	$ 212,046	$ 204,382	$ 196,152	$ 51,426	$ 48,294	$ 55,146	$ 53,754	$ 55,824	$ 54,685	$ 49,650	$ 47,649
Income from continuing operations	24,607	24,485	27,721	5,387	5,000	8,043	7,598	7,327	8,273	3,850	3,614
Income (loss) from discontinued operations	(6,421)	528	597	143	189	96	147	(28)	164	(6,632)	28
Net income (loss)	$ 18,186	$ 25,013	$ 28,318	$ 5,530	$ 5,189	$ 8,139	$ 7,745	$ 7,299	$ 8,437	$ (2,782)	$ 3,642
Basic and diluted net income (loss) per common share (in Dollars per share)	$ 0.2	$ 0.27	$ 0.31	$ 0.06	$ 0.06	$ 0.09	$ 0.08	$ 0.08	$ 0.09	$ (0.03)	$ 0.04
Distributions declared and paid per common share (in Dollars per share)	$ 0.77	$ 0.77	$ 0.77	$ 0.193	$ 0.193	$ 0.193	$ 0.193	$ 0.193	$ 0.193	$ 0.193	$ 0.193

Subsequent Events (Details) (USD $)	12 Months Ended			1 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2013 Reduction in Projected Annual Distribution Rate, Effective April 2013 [Member] Subsequent Event [Member]	Jan. 31, 2013 Subsequent Event [Member] Mortgage Debt Originated [Member]	Feb. 28, 2013 Subsequent Event [Member] Extinguishment of San Diego, CA and Provo, UT Residence Inn Mortgage Notes Payable [Member]	Jan. 31, 2013 Subsequent Event [Member] Amendment to Line of Credit $40 Million[Member]	Feb. 28, 2013 Subsequent Event [Member]	Jan. 31, 2013 Subsequent Event [Member]	Dec. 31, 2012 Mortgage Debt Originated [Member]	Dec. 31, 2011 Mortgage Debt Originated [Member]
Subsequent Events (Details) [Line Items]
Payments of Ordinary Dividends, Common Stock	$ 69,969,000	$ 70,404,000	$ 71,340,000					$ 5,800,000	$ 5,800,000
Common Stock, Dividends, Per Share, Cash Paid (in Dollars per share)	$ 0.77	$ 0.77	$ 0.77					$ 0.064167	$ 0.064167
Stock Issued During Period, Value, Dividend Reinvestment Plan								1,200,000	1,200,000
Stock Issued During Period, Shares, Dividend Reinvestment Plan (in Shares)								110,000	111,782
Units Redeemed (in Shares)									386,558
Payments for Redemption of Units	17,832,000	32,027,000	40,680,000						4,200,000
Redemption requests redeemed, percentage									3.00%
Requested unit redemptions (in Shares)									13,400,000
Redemption requests not redeemed (in Shares)									13,000,000
Number of Mortgage Loan Agreements					2					4	1
Debt Instrument, Collateral					The loans are separately secured by the Company's Huntsville, Alabama Homewood Suites and Prattville, Alabama Courtyard hotels
Debt Instrument, Payment Terms					amortize based on a 25 year term with a balloon payment due at maturity in February 2023
Debt Instrument, Interest Rate, Stated Percentage					4.12%	6.55%
Debt Instrument, Face Amount					15,300,000					63,000,000	10,500,000
Subsequent Event, Description					used to reduce the outstanding balance on the Company's $40.0 million credit facility
Debt Issuance Cost					200,000					300,000
Number of hotel properties used to secure debt						2				4	1
Extinguishment of Debt, Amount						$ 18,300,000
Line of Credit Facility, Description							The Company entered into an amendment to its unsecured credit facility, also in February 2013, which increased the maximum aggregate commitment by the lender from $40.0 million to $55.0 million. Under the amendment the increase is effective until the earlier of completing its planned financing of the San Diego, California Residence Inn or April 2013. All other terms of the credit facility remain the same, including the payment of a quarterly fee on the average unused balance of the credit facility at an annual rate of 0.35%.
Annual Distribution rate (in Dollars per share)				$ 0.66

SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION (Details) (Hotels Held for Sale [Member])	Dec. 31, 2012
Hotels Held for Sale [Member]
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION (Details) [Line Items]
Number of Real Estate Properties	3

SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION (Details) - Schedule of Real Estate and Accumulated Depreciation (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Homewood Suites Montgomery, AL [Member]		Dec. 31, 2012 Hilton Garden Inn Montgomery, AL [Member]		Dec. 31, 2012 Hampton Inn Troy, AL [Member]		Dec. 31, 2012 Hilton Garden Inn Auburn, AL [Member]		Dec. 31, 2012 Hilton Garden Inn Huntsville, AL [Member]		Dec. 31, 2012 Homewood Suites Huntsville, AL [Member]		Dec. 31, 2012 Courtyard Prattville, AL [Member]		Dec. 31, 2012 Courtyard Trussville, AL [Member]		Dec. 31, 2012 TownePlace Suites Huntsville, AL [Member]		Dec. 31, 2012 Residence Inn Dothan, AL [Member]		Dec. 31, 2012 Residence Inn Tucson, AZ [Member]		Dec. 31, 2012 Hilton Garden Inn San Diego, CA [Member]		Dec. 31, 2012 Courtyard Rancho Bernardo, CA [Member]		Dec. 31, 2012 Homewood Suites Agoura Hills, CA [Member]		Dec. 31, 2012 Residence Inn San Diego, CA [Member]		Dec. 31, 2012 Hampton Inn San Diego, CA [Member]		Dec. 31, 2012 Residence Inn Highlands Ranch, CO [Member]		Dec. 31, 2012 Hilton Garden Inn Highlands Ranch, CO [Member]		Dec. 31, 2012 Homewood Suites Sarasota, FL [Member]		Dec. 31, 2012 Homewood Suites Miami, FL [Member]		Dec. 31, 2012 Courtyard Lakeland, FL [Member]		Dec. 31, 2012 Courtyard, Miami, FL [Member]		Dec. 31, 2012 Hilton Garden Inn Macon, GA [Member]		Dec. 31, 2012 SpringHill Suites Columbus, GA [Member]		Dec. 31, 2012 TownePlace Suites Columbus, GA [Member]		Dec. 31, 2012 SpringHill Suites Boise, ID [Member]		Dec. 31, 2012 Homewood Suites New Orleans, LA [Member]		Dec. 31, 2012 Courtyard Hattiesburg, MS [Member]		Dec. 31, 2012 Hampton Inn Tupelo, MS [Member]		Dec. 31, 2012 Courtyard Omaha, NE [Member]		Dec. 31, 2012 Homewood Suites Cranford, NJ [Member]		Dec. 31, 2012 Homewood Suites Mahwah, NJ [Member]		Dec. 31, 2012 Hilton Garden Inn Ronkonkoma, NY [Member]		Dec. 31, 2012 Homewood Suites Cincinnati, OH [Member]		Dec. 31, 2012 Homewood Suites Memphis, TN [Member]		Dec. 31, 2012 Residence Inn Houston, TX [Member]		Dec. 31, 2012 Courtyard Brownsville, TX [Member]		Dec. 31, 2012 Homewood Suites Stafford, TX [Member]		Dec. 31, 2012 TownePlace Suites San Antonio, TX [Member]		Dec. 31, 2012 SpringHill Suites Addison, TX [Member]		Dec. 31, 2012 TownePlace Suites #2 San Antonio, TX [Member]		Dec. 31, 2012 Homewood Suites El Paso, TX [Member]		Dec. 31, 2012 Residence Inn Provo, UT [Member]		Dec. 31, 2012 Courtyard Alexandria, VA [Member]		Dec. 31, 2012 Marriott Richmond, VA [Member]		Dec. 31, 2012 Residence Inn Seattle, WA [Member]		Dec. 31, 2012 SpringHill Suites Vancouver, WA [Member]		Dec. 31, 2012 Courtyard Kirkland, WA [Member]		Dec. 31, 2012 Total [Member]
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION (Details) - Schedule of Real Estate and Accumulated Depreciation [Line Items]
State					AL		AL		AL		AL		AL		AL		AL		AL		AL		AL		AZ		CA		CA		CA		CA		CA		CO		CO		FL		FL		FL		FL		GA		GA		GA		ID		LA		MS		MS		NE		NJ		NJ		NY		OH		TN		TX		TX		TX		TX		TX		TX		TX		UT		VA		VA		WA		WA		WA
Brand					Homewood Suites		Hilton Garden Inn		Hampton Inn		Hilton Garden Inn		Hilton Garden Inn		Homewood Suites		Courtyard		Courtyard		TownePlace Suites		Residence Inn		Residence Inn		Hilton Garden Inn		Courtyard		Homewood Suites		Residence Inn		Hampton Inn		Residence Inn		Hilton Garden Inn		Homewood Suites		Homewood Suites		Courtyard		Courtyard		Hilton Garden Inn		SpringHill Suites		TownePlace Suites		SpringHill Suites		Homewood Suites		Courtyard		Hampton Inn		Courtyard		Homewood Suites		Homewood Suites		Hilton Garden Inn		Homewood Suites		Homewood Suites		Residence Inn		Courtyard		Homewood Suites		TownePlace Suites		SpringHill Suites		TownePlace Suites		Homewood Suites		Residence Inn		Courtyard		Marriott		Residence Inn		SpringHill Suites		Courtyard
Encumbrances					$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 15,424		$ 0		$ 13,589		$ 0		$ 10,710		$ 0		$ 0		$ 8,405		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 14,872		$ 5,871		$ 3,316		$ 10,922		$ 0		$ 0		$ 0		$ 0		$ 0		$ 10,170		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 4,775		$ 0		$ 22,376		$ 28,956		$ 0		$ 12,439		$ 161,825
Initial Cost, Land					972		761		497		639		736		1,086		1,163		1,082		800		816		995		5,009		4,658		4,501		7,334		5,683		2,339		2,510		1,778		3,206		1,549		0		0		1,188		0		2,015		4,579		873		332		2,731		2,607		3,665		3,153		551		1,712		1,093		1,131		498		700		1,545		1,126		1,169		1,352		4,010		0		0		1,310		3,507		88,961
Initial Cost, Building, FF&E and Other					10,038		9,964		5,872		9,883		9,891		10,895		8,414		8,750		8,388		9,102		15,963		30,357		32,282		21,444		26,235		37,949		17,339		18,553		12,284		22,161		8,844		15,463		10,115		8,758		8,643		19,589		39,507		8,918		4,932		19,498		11,375		16,481		24,428		6,822		9,757		13,054		7,743		7,578		11,525		11,312		13,093		14,656		10,394		32,832		59,614		60,489		15,126		28,507		824,817
Subsequently Capitalized, Building Improvements and FF&E					446		1,618		335		1,521		240		228		92		81		31		22		76		2,407		804		123		2,461		2,810		865		207		772		2,205		743		185		98		25		28		519		1,598		127		1,298		3,902		2,093		2,231		2,344		293		2,349		296		112		216		32		1,654		10		67		2,967		4,427		15,917		6,883		46		235		68,039
Total Gross Cost	981,817	994,634	986,266	983,216	11,456	[1]	12,343	[1]	6,704	[1]	12,043	[1]	10,867	[1]	12,209	[1]	9,669	[1]	9,913	[1]	9,219	[1]	9,940	[1]	17,034	[1]	37,773	[1]	37,744	[1]	26,068	[1]	36,030	[1]	46,442	[1]	20,543	[1]	21,270	[1]	14,834	[1]	27,572	[1]	11,136	[1]	15,648	[1]	10,213	[1]	9,971	[1]	8,671	[1]	22,123	[1]	45,684	[1]	9,918	[1]	6,562	[1]	26,131	[1]	16,075	[1]	22,377	[1]	29,925	[1]	7,666	[1]	13,818	[1]	14,443	[1]	8,986	[1]	8,292	[1]	12,257	[1]	14,511	[1]	14,229	[1]	15,892	[1]	14,713	[1]	41,269	[1]	75,531	[1]	67,372	[1]	16,482	[1]	32,249	[1]	981,817	[1]
Accumulated Depreciation	$ (179,491)	$ (148,257)	$ (114,097)	$ (80,923)	$ (2,300)		$ (2,337)		$ (1,399)		$ (2,848)		$ (2,251)		$ (2,457)		$ (1,730)		$ (1,615)		$ (1,499)		$ (1,680)		$ (2,759)		$ (6,982)		$ (6,199)		$ (3,836)		$ (4,767)		$ (7,047)		$ (3,166)		$ (3,570)		$ (2,925)		$ (4,987)		$ (1,667)		$ (2,487)		$ (2,032)		$ (1,553)		$ (1,586)		$ (4,032)		$ (7,548)		$ (1,932)		$ (1,615)		$ (5,080)		$ (3,108)		$ (3,940)		$ (4,943)		$ (1,608)		$ (2,968)		$ (3,161)		$ (1,711)		$ (1,791)		$ (2,159)		$ (2,509)		$ (2,384)		$ (2,541)		$ (3,250)		$ (6,860)		$ (18,093)		$ (14,869)		$ (3,064)		$ (4,646)		$ (179,491)
Date of Construction					2004		2003		2003		2001		2005		2006		2007		2007		2007		2008		2008		2004		1987		2007		1999		2001		1996		2007		2005		2000		2000		2008		2007		2008		2008		1992		2002		2006		1994		1999		2000		2001		2003		2005		1989		2006		2006		2006		2007		2003		2007		2008		1996		1987		1984		1991		2007		2006
Depreciable Life					3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.
Number of Rooms					91		97		82		101		101		107		84		84		86		84		124		200		210		125		121		177		117		128		100		159		78		118		101		85		86		230		166		84		96		181		108		110		164		76		140		129		90		78		106		159		123		114		114		178		410		234		119		150		6,205
Date Acquired					Aug-06		Aug-06		Aug-06		Aug-06		Aug-06		Oct-06		Apr-07		Oct-07		Dec-07		Apr-08		Jan-08		May-06		Dec-06		May-07		Jun-07		Jul-07		Feb-07		Mar-07		Sep-06		Feb-07		Apr-07		Sep-08		Jun-07		Mar-08		May-08		Sep-07		Dec-06		Oct-06		Jan-07		Nov-06		Mar-07		Mar-07		Dec-06		Dec-06		May-07		Apr-06		Jun-06		Aug-06		Jun-07		Aug-07		Sep-07		Apr-08		Jun-07		Jul-07		Jan-08		Sep-06		Jun-07		Oct-07

[1]	The cost basis for Federal Income Tax purposes approximates the basis used in this schedule.

SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION (Details) - Rollforward of Real Estate Owned and Accumulated Depreciation (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Real estate owned:
Balance as of January 1	$ 994,634		$ 986,266		$ 983,216
Improvements	7,446		8,368		3,050
Discontinued Operations(2)	(20,263)	[1]	0	[1]	0	[1]
Balance at December 31	981,817		994,634		986,266
Accumulated depreciation:
Balance as of January 1	(148,257)		(114,097)		(80,923)
Depreciation expense	(34,557)		(34,160)		(33,174)
Disposals	0		0		0
Discontinued Operations(2)	3,323	[1]	0	[1]	0	[1]
Balance at December 31	$ (179,491)		$ (148,257)		$ (114,097)

[1]	The Company has three hotels (Dothan, AL, Tallahassee, FL and Columbus, GA Fairfield Inns) that are held for sale that are not included in this schedule as of December 31, 2012.